United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Six months ended 04/30/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2017
Share Class	Ticker
A	KAUAX
B	KAUBX
C	KAUCX
R	KAUFX
Institutional	KAUIX

Federated Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2016 through April 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2017, the Fund's sector composition1 was follows:
Security Type	Percentage of Total Net Assets
Health Care	27.7%
Information Technology	25.0%
Consumer Discretionary	10.4%
Industrials	8.8%
Financials	6.1%
Materials	4.9%
Real Estate	2.3%
Energy	1.2%
Consumer Staples	1.4%
Securities Lending Collateral[2]	1.4%
Cash Equivalents[3]	12.8%
Other Assets and Liabilities—Net[4]	(2.0)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—87.5%
		Consumer Discretionary—10.4%
63,250	[1]	Amazon.com, Inc.	$58,505,617
325,000		Ctrip.com International Ltd., ADR	16,415,750
855,000	[1]	Dave & Buster's Entertainment, Inc.	54,728,550
226,537	[1]	Floor & Decor Holdings, Inc.	7,339,799
580,000		Hilton Worldwide Holdings, Inc.	34,202,600
775,000		Las Vegas Sands Corp.	45,717,250
140,000	[1]	Mohawk Industries, Inc.	32,870,600
446,000		Moncler S.p.A	11,000,840
43,580,412		NagaCorp Limited	24,257,706
300,000		Newell Brands, Inc.	14,322,000
500,000	[1]	One Group Hospitality, Inc./The	1,110,000
4,800,000		Samsonite International SA	18,496,373
500,000		Six Flags Entertainment Corp.	31,305,000
1,275,000		Starbucks Corp.	76,576,500
125,000		Vail Resorts, Inc.	24,707,500
300,000		Whirlpool Corp.	55,704,000
600,000	[1,2]	Wingstop, Inc.	17,658,000
804,000	[1]	Yoox Net-A-Porter Group	21,348,589
		TOTAL	546,266,674
		Consumer Staples—1.4%
135,901		AdvancePierre Foods Holdings, Inc.	5,520,299
455,000	[1]	Blue Buffalo Pet Products, Inc.	11,215,750
162,000		Constellation Brands, Inc., Class A	27,951,480
1,000,000	[1,2]	elf Beauty, Inc.	27,250,000
		TOTAL	71,937,529
		Energy—1.2%
925,000		Tenaris S.A., ADR	28,887,750
800,000		US Silica Holdings, Inc.	33,200,000
		TOTAL	62,087,750
		Financials—6.1%
205,000		Affiliated Managers Group	33,945,950
500,000		American International Group, Inc.	30,455,000
268,100		BlackRock, Inc.	103,103,217
1,000,000		CIT Group Holdings, Inc.	46,310,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
2,100,000		Chimera Investment Corp.	$42,756,000
1	[1,3,4]	FA Private Equity Fund IV LP	604,942
6,839,360		FinecoBank Banca Fineco S.p.A	48,663,928
865,685	[1,5]	Hamilton Lane, Inc.	16,205,623
1	[1,3,4]	Infrastructure Fund	0
		TOTAL	322,044,660
		Health Care—27.4%
300,000		Agilent Technologies, Inc.	16,515,000
74,400	[1]	Align Technology, Inc.	10,015,728
400,000	[1]	Alkermes, Inc.	23,300,000
850,000	[1]	Amphastar Pharmaceuticals, Inc.	12,835,000
1	[3,4]	Apollo Investment Fund V	246,443
1,792,250	[1,5]	arGEN-x N.V.	32,428,372
6,978,566	[1,4]	BioNano Genomics, Inc.	0
990,000	[1]	Boston Scientific Corp.	26,116,200
1,735,000	[1,2,5]	ContraFect Corp.	3,036,250
125,000		Cooper Cos., Inc.	25,041,250
12,701,789	[1,5]	Corcept Therapeutics, Inc.	121,175,067
900,000		Danaher Corp.	74,997,000
180,000	[1]	Dexcom, Inc.	14,032,800
8,829,511	[1,2,4,5]	Dyax Corp. - CVR	9,800,757
2,312,166	[1,5]	Dynavax Technologies Corp.	12,832,521
265,000	[1]	Edwards Lifesciences Corp.	29,062,550
1,000,000	[1,2]	Egalet Corp.	3,820,000
226,100	[1,2]	GW Pharmaceuticals PLC, ADR	26,844,853
525,000	[1]	Galapagos NV	45,872,989
865,000	[1]	Galapagos NV, ADR	75,133,900
420,000	[1]	Genmab A/S	83,597,866
700,000	[1]	Glaukos Corp.	33,271,000
150,000	[1]	IDEXX Laboratories, Inc.	25,159,500
180,000	[1]	Insulet Corp.	7,813,800
925,000	[1]	Intersect ENT, Inc.	17,575,000
1	[3,4]	Latin Healthcare Fund	389,232
5,475,712	[1,2,5]	Minerva Neurosciences, Inc.	41,615,411
1,000,000	[1]	Nektar Therapeutics	18,970,000
240,000	[1]	Nevro Corp.	22,612,800
1,500,000	[1,5]	Otonomy, Inc.	20,025,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
420,000	[1]	Penumbra, Inc.	$35,889,000
880,000	[1,2]	Poxel SA	5,722,630
11,039,918	[1,5]	Progenics Pharmaceuticals, Inc.	87,436,151
1,849,866	[1,2]	Protalix Biotherapeutics, Inc.	1,720,375
100,000	[1]	Puma Biotechnology, Inc.	4,060,000
750,000	[1]	Repligen Corp.	27,592,500
770,000	[1]	SAGE Therapeutics, Inc.	54,670,000
2,635,000	[1,2,5]	SCYNEXIS, Inc.	7,325,300
700,000	[1,2]	Seres Therapeutics, Inc.	6,881,000
959,018	[1,4,5]	Soteira, Inc.	0
1,136,882	[1]	Spark Therapeutics, Inc.	65,905,050
1,424,311	[1,5]	SteadyMed Ltd.	10,255,039
1,173,832	[1,3,5]	SteadyMed Ltd.	8,451,591
180,000		Stryker Corp.	24,546,600
349,480	[1]	Tesaro, Inc.	51,579,753
350,000	[1]	Ultragenyx Pharmaceutical, Inc.	22,536,500
3,100,000	[1]	Veeva Systems, Inc.	166,222,000
1,080,000	[1]	Versartis, Inc.	19,872,000
1,000,000	[1,2,5]	Zogenix, Inc.	11,000,000
		TOTAL	1,445,801,778
		Industrials—8.8%
1,650,000		Air Lease Corp.	62,931,000
510,000	[1]	Dycom Industries, Inc.	53,886,600
281,200		Equifax, Inc.	38,049,172
335,875		Heico Corp.	23,870,637
675,000		KAR Auction Services, Inc.	29,443,500
1,470,000	[1]	MRC Global, Inc.	26,798,100
374,880		REV Group, Inc.	10,571,616
150,000		Raytheon Co.	23,281,500
725,000	[1]	Rexnord Corp.	17,690,000
354,400		Roper Technologies, Inc.	77,507,280
562,239	[1,2]	Schneider National, Inc.	10,671,296
425,000		Union Pacific Corp.	47,583,000
330,000	[1]	Verisk Analytics, Inc.	27,327,300
1,000,000	[1,2]	ZTO Express (Cayman), Inc., ADR	13,930,000
		TOTAL	463,541,001
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—25.0%
130,000	[1]	Adobe Systems, Inc.	$17,386,200
3,800,000	[1]	Advanced Micro Devices, Inc.	50,540,000
470,000	[1]	Alibaba Group Holding Ltd., ADR	54,285,000
625,000		Amadeus IT Group S.A.	33,691,852
390,000		Broadcom Ltd.	86,115,900
390,548	[1]	BroadSoft, Inc.	14,997,043
150,000	[1]	Check Point Software Technologies Ltd.	15,601,500
130,000		Cognex Corp.	11,094,200
300,000	[1]	CoStar Group, Inc.	72,267,000
1,000,000	[1,2]	Coupa Software, Inc.	27,750,000
1,059,322	[1,3,4]	Expand Networks Ltd.	0
3,260,000	[1,2]	GDS Holdings Ltd., ADR	26,340,800
1,000,000	[1]	GoDaddy, Inc.	38,920,000
750,000	[1,2]	GrubHub, Inc.	32,235,000
1,603,000		Marvell Technology Group Ltd.	24,077,060
1,415,000	[1]	Microsemi Corp.	66,420,100
950,000	[1]	Mobileye NV	58,824,000
880,000		NIC, Inc.	18,788,000
340,000	[1]	NXP Semiconductors NV	35,955,000
604,102	[1]	Q2 Holdings, Inc.	23,046,491
1,423,600	[1]	RADWARE Ltd.	23,247,388
300,000	[1]	RealPage, Inc.	11,115,000
195,000	[1]	Red Hat, Inc.	17,175,600
683,086		STMicroelectronics N.V., ADR	10,922,545
545,000	[1]	Salesforce.com, Inc.	46,935,400
3,751	[1,3,4]	Sensable Technologies, Inc.	0
1,300,000	[1]	ServiceNow, Inc.	122,824,000
270,000	[1]	Shopify, Inc.	20,506,500
1,675,000	[1]	Splunk, Inc.	107,719,250
415,000	[1]	Tyler Technologies, Inc.	67,889,850
780,000	[1]	Vantiv, Inc.	48,391,200
1,250,000	[1]	Workday, Inc.	109,250,000
640,000	[1,2]	Zillow Group, Inc.	24,960,000
		TOTAL	1,319,271,879
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Materials—4.9%
282,500		Albemarle Corp.	$30,767,075
335,000		Eagle Materials, Inc.	32,149,950
435,000	[1]	Ingevity Corp.	27,505,050
250,000		Martin Marietta Materials	55,047,500
235,000		Sherwin-Williams Co.	78,649,800
530,000		Westlake Chemical Corp.	32,992,500
		TOTAL	257,111,875
		Real Estate—2.3%
300,000	[1]	CBRE Group, Inc.	10,743,000
475,000		Crown Castle International Corp.	44,935,000
215,000		Lamar Advertising Co.	15,495,050
450,000		MGM Growth Properties LLC	12,879,000
550,000		Ryman Hospitality Properties	35,079,000
		TOTAL	119,131,050
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,976,142,031)	4,607,194,196
		CORPORATE BOND—0.1%
		Health Care—0.1%
$2,415,000		Protalix Biotherapeutics, Inc., Conv. Bond, 7.50%, 11/15/2021 (IDENTIFIED COST $3,220,000)	2,762,398
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		WARRANTS—0.2%
		Health Care—0.2%
1,735,000	[1,5]	ContraFect Corp., Warrants	1,584,749
848,250	[1,5]	SCYNEXIS, Inc., Warrants	1,279,076
1,173,832	[1,5]	SteadyMed Ltd., Warrants	6,472,040
7,425,000	[1,5]	Zogenix, Inc., Warrants	1,737,450
		TOTAL WARRANTS (IDENTIFIED COST $164,079)	11,073,315
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		INVESTMENT COMPANIES—14.2%[5]
75,817,383	[6]	Federated Government Obligations Fund, Institutional Shares, 0.65%[7]	$75,817,383
673,127,214		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[7]	673,329,152
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $749,046,234)	749,146,535
		TOTAL INVESTMENTS—102.0% (IDENTIFIED COST $3,733,572,345)[8]	5,370,176,444
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[9]	(103,160,644)
		TOTAL NET ASSETS—100%	$5,267,015,800
At April 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 E-Mini Index Short Futures	352	$41,896,800	June 2017	$(342,584)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $9,692,208, which represented 0.2% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated companies and holdings.
6	All or a portion of this security is held as collateral for securities lending.
7	7-day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Domestic	$3,735,277,101	$—	$11,041,374	$3,746,318,475
International	535,794,576	325,081,145	—	860,875,721
Preferred Stocks
Domestic	—	—	0	0
Debt Securities:
Corporate Bonds	—	2,762,398	—	2,762,398
Warrants	—	11,073,315	—	11,073,315
Investment Companies	749,146,535	—	—	749,146,535
TOTAL SECURITIES	$5,020,218,212	$338,916,858	$11,041,374	$5,370,176,444
Other Financial Instruments[1]
Assets
Futures	$—	$—	$—	$—
Liabilities
Futures	$(342,584)	$—	$—	$(342,584)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(342,584)	$—	$—	$(342,584)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$5.27	$6.02	$6.60	$6.59	$5.28	$4.92
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.05)[1]	(0.08)[1]	(0.09)[1]	(0.05)[1]	(0.05)[1]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.72	0.16	0.46	0.98	1.78	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.69	0.11	0.38	0.89	1.73	0.45
Less Distributions:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.52)	(0.86)	(0.96)	(0.88)	(0.42)	(0.09)
Net Asset Value, End of Period	$5.44	$5.27	$6.02	$6.60	$6.59	$5.28
Total Return[2]	13.98%	1.77%	6.29%	14.54%	35.63%	9.45%
Ratios to Average Net Assets:
Net expenses	1.96%[3,4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]
Net expenses excluding dividends and other expenses related to short sales	1.96%[3,4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]
Net investment income (loss)	(1.08)%[3]	(1.00)%	(1.22)%	(1.27)%	(0.82)%	(0.97)%
Expense waiver/reimbursement[5]	0.05%[3]	0.06%	0.05%	0.15%	0.25%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,296,504	$1,364,222	$1,582,916	$1,550,663	$1,508,534	$1,898,465
Portfolio turnover	29%	55%	51%	52%	63%	61%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.96% 1.95%, 1.95%, 1.95%, 1.95% and 1.95%, for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$4.58	$5.36	$6.00	$6.10	$4.94	$4.64
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.07)[1]	(0.10)[1]	(0.11)[1]	(0.07)[1]	(0.07)[1]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.61	0.15	0.42	0.89	1.65	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.57	0.08	0.32	0.78	1.58	0.39
Less Distributions:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.52)	(0.86)	(0.96)	(0.88)	(0.42)	(0.09)
Net Asset Value, End of Period	$4.63	$4.58	$5.36	$6.00	$6.10	$4.94
Total Return[2]	13.42%	1.34%	5.83%	13.83%	34.99%	8.72%
Ratios to Average Net Assets:
Net expenses	2.48%[3,4]	2.48%[4]	2.48%[4]	2.50%[4]	2.50%[4]	2.50%[4]
Net expenses excluding dividends and other expenses related to short sales	2.48%[3,4]	2.48%[4]	2.48%[4]	2.50%[4]	2.50%[4]	2.50%[4]
Net investment income (loss)	(1.60)%[3]	(1.52)%	(1.74)%	(1.81)%	(1.35)%	(1.52)%
Expense waiver/reimbursement[5]	0.03%[3]	0.03%	0.03%	0.11%	0.20%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,781	$72,634	$99,777	$123,679	$159,846	$184,726
Portfolio turnover	29%	55%	51%	52%	63%	61%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.48%, 2.48%, 2.48%, 2.50%, 2.50% and 2.50%, for the six months ended April 30, 2017 and for the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$4.57	$5.36	$6.00	$6.10	$4.94	$4.64
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.07)[1]	(0.10)[1]	(0.11)[1]	(0.07)[1]	(0.07)[1]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.62	0.14	0.42	0.89	1.65	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.58	0.07	0.32	0.78	1.58	0.39
Less Distributions:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.52)	(0.86)	(0.96)	(0.88)	(0.42)	(0.09)
Net Asset Value, End of Period	$4.63	$4.57	$5.36	$6.00	$6.10	$4.94
Total Return[2]	13.70%	1.15%	5.86%	13.83%	34.99%	8.72%
Ratios to Average Net Assets:
Net expenses	2.48%[3,4]	2.48%[4]	2.48%[4]	2.50%[4]	2.50%[4]	2.50%[4]
Net expenses excluding dividends and other expenses related to short sales	2.48%[3,4]	2.48%[4]	2.48%[4]	2.50%[4]	2.50%[4]	2.50%[4]
Net investment income (loss)	(1.60)%[3]	(1.52)%	(1.75)%	(1.81)%	(1.39)%	(1.52)%
Expense waiver/reimbursement[5]	0.03%[3]	0.03%	0.03%	0.11%	0.20%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$331,624	$343,129	$418,926	$427,755	$431,327	$392,886
Portfolio turnover	29%	55%	51%	52%	63%	61%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.48%, 2.48%, 2.48%, 2.50%, 2.50% and 2.50%, for the six months ended April 30, 2017 and for the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$5.28	$6.03	$6.61	$6.60	$5.28	$4.93
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.05)[1]	(0.08)[1]	(0.08)[1]	(0.05)[1]	(0.05)[1]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.72	0.16	0.46	0.97	1.79	0.49
TOTAL FROM INVESTMENT OPERATIONS	0.69	0.11	0.38	0.89	1.74	0.44
Less Distributions:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.52)	(0.86)	(0.96)	(0.88)	(0.42)	(0.09)
Net Asset Value, End of Period	$5.45	$5.28	$6.03	$6.61	$6.60	$5.28
Total Return[2]	13.95%	1.76%	6.28%	14.52%	35.81%	9.23%
Ratios to Average Net Assets:
Net expenses	1.96%[3,4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]
Net expenses excluding dividends and other expenses related to short sales	1.96%[3,4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]
Net investment income (loss)	(1.08)%[3]	(1.00)%	(1.22)%	(1.27)%	(0.85)%	(0.97)%
Expense waiver/reimbursement[5]	0.28%[3]	0.29%	0.29%	0.38%	0.48%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,436,456	$3,206,317	$3,452,182	$3,497,459	$3,358,658	$2,878,476
Portfolio turnover	29%	55%	51%	52%	63%	61%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.96%, 1.95%, 1.95%, 1.95%, 1.95% and 1.95%, for the six months ended April 30, 2017 and for the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Period Ended (unaudited) 4/30/2017[1]
Net Asset Value, Beginning of Period	$4.94
Income From Investment Operations:
Net investment income (loss)	(0.01)[2]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.53
TOTAL FROM INVESTMENT OPERATIONS	0.52
Less Distributions:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—
Net Asset Value, End of Period	$5.46
Total Return[3]	10.53%
Ratios to Average Net Assets:
Net expenses	1.48%[4,5]
Net expenses excluding dividends and other expenses related to short sales	1.48%[4,5]
Net investment income (loss)	(0.51)%[4]
Expense waiver/reimbursement[6]	0.03%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$132,652
Portfolio turnover	29%[7]
1	Reflects operations for the period from December 29, 2016 (date of initial investment) to April 30, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.48% for the six months ended April 30, 2017, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2016 to April 30, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $71,266,313 of securities loaned, $749,146,535 of investment in affiliated holdings and $392,660,397 of investments in affiliated companies (Note 5) (identified cost $3,733,572,345)		$5,370,176,444
Cash denominated in foreign currencies (identified cost $8,716)		8,899
Restricted cash (Note 2)		1,760,000
Income receivable		1,219,751
Receivable for investments sold		24,704,122
Receivable for shares sold		1,566,482
Receivable for daily variation margin on futures contracts		98,604
TOTAL ASSETS		5,399,534,302
Liabilities:
Payable for investments purchased	$46,674,510
Payable for shares redeemed	4,543,213
Payable for collateral due to broker for securities lending	75,817,383
Payable to adviser (Note 5)	552,999
Payable for administrative fees (Note 5)	34,134
Payable for distribution services fee (Note 5)	1,194,545
Payable for other service fees (Notes 2 and 5)	2,514,395
Accrued expenses (Note 5)	1,187,323
TOTAL LIABILITIES		132,518,502
Net assets for 980,508,431 shares outstanding		$5,267,015,800
Net Assets Consist of:
Paid-in capital		$3,364,656,590
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		1,636,261,663
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		354,221,327
Accumulated net investment loss		(88,123,780)
TOTAL NET ASSETS		$5,267,015,800
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,296,503,813 ÷ 238,515,832 shares outstanding), no par value, unlimited shares authorized	$5.44
Offering price per share (100/94.50 of $5.44)	$5.76
Redemption proceeds per share	$5.44
Class B Shares:
Net asset value per share ($69,780,540 ÷ 15,063,706 shares outstanding), no par value, unlimited shares authorized	$4.63
Offering price per share	$4.63
Redemption proceeds per share (94.50/100 of $4.63)	$4.38
Class C Shares:
Net asset value per share ($331,623,668 ÷ 71,671,370 shares outstanding), no par value, unlimited shares authorized	$4.63
Offering price per share	$4.63
Redemption proceeds per share (99.00/100 of $4.63)	$4.58
Class R Shares:
Net asset value per share ($3,436,455,663 ÷ 630,959,212 shares outstanding), no par value, unlimited shares authorized	$5.45
Offering price per share	$5.45
Redemption proceeds per share	$5.45
Institutional Shares:
Net asset value per share ($132,652,116 ÷ 24,298,311 shares outstanding), no par value, unlimited shares authorized	$5.46
Offering price per share	$5.46
Redemption proceeds per share	$5.46
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2017 (unaudited)
Investment Income:
Dividends (including $2,788,034 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $357,821)			$20,858,904
Interest (including income on securities loaned of $1,409,883)			1,503,481
TOTAL INCOME			22,362,385
Expenses:
Investment adviser fee (Note 5)		$33,122,323
Administrative fee (Note 5)		1,998,461
Custodian fees		177,737
Transfer agent fee (Note 2)		2,386,745
Directors'/Trustees' fees (Note 5)		21,337
Auditing fees		21,035
Legal fees		8,616
Portfolio accounting fees		112,071
Distribution services fee (Note 5)		11,462,170
Other service fees (Notes 2 and 5)		6,290,808
Share registration costs		54,144
Printing and postage		115,773
Miscellaneous (Note 5)		32,222
TOTAL EXPENSES		55,803,442
Waivers, Reimbursement and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(642,645)
Waiver of other operating expenses (Notes 2 and 5)	(4,377,453)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(27,653)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(5,047,751)
Net expenses			50,755,691
Net investment income (loss)			(28,393,306)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $(8,207,754) on sales of investments in an affiliated company (Note 5))			377,101,866
Net realized loss on futures contracts			(1,358,631)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			318,173,175
Net change in unrealized appreciation of futures contracts			(843,028)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			693,073,382
Change in net assets resulting from operations			$664,680,076
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2017	Year Ended 10/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(28,393,306)	$(53,476,738)
Net realized gain on investments, futures contracts and foreign currency transactions	375,743,235	488,465,551
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	317,330,147	(358,401,340)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	664,680,076	76,587,473
Distributions to Shareholders:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(131,522,740)	(223,507,536)
Class B Shares	(7,988,258)	(15,779,610)
Class C Shares	(37,855,213)	(66,305,492)
Class IS Shares	—	—
Class R Shares	(310,416,372)	(490,677,536)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(487,782,583)	(796,270,174)
Share Transactions:
Proceeds from sale of shares	251,820,623	255,445,815
Net asset value of shares issued to shareholders in payment of distributions declared	456,661,365	742,894,469
Cost of shares redeemed	(604,665,925)	(846,156,531)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	103,816,063	152,183,753
Change in net assets	280,713,556	(567,498,948)
Net Assets:
Beginning of period	4,986,302,244	5,553,801,192
End of period (including accumulated net investment loss of $(88,123,780) and $(59,730,474), respectively)	$5,267,015,800	$4,986,302,244
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2017 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
On December 29, 2016, the Fund's Institutional shares commenced operations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional
Semi-Annual Shareholder Report

Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers, reimbursements and expense reduction of $5,047,751 is disclosed in various locations in Note 5 and Note 6. For the six months ended April 30, 2017, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$715,620
Class B Shares	37,550
Class C Shares	178,790
Class R Shares	1,432,850
Institutional Shares	21,935
TOTAL	$2,386,745
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $18,853 of other service fees for the six months ended April 30, 2017. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,670,461
Class B Shares	88,125
Class C Shares	419,644
Class R Shares	4,112,578
TOTAL	$6,290,808
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of cash, which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period $36,254,291. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2017, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $355. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin on futures contracts	$(342,584)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(1,358,631)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(843,028)
Semi-Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2017, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$71,266,313	$75,817,383
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$246,443
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$66,786	$604,942
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$389,232
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
SteadyMed Ltd.	7/29/2016	$3,674,094	$8,451,591
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,208,367	$63,235,341	28,264,942	$146,448,199
Shares issued to shareholders in payment of distributions declared	24,884,484	123,178,196	39,186,697	207,689,494
Shares redeemed	(57,373,586)	(298,246,436)	(71,611,243)	(368,169,456)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(20,280,735)	$(111,832,899)	(4,159,604)	$(14,031,763)

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,151,619	$5,142,363	2,183,122	$9,770,900
Shares issued to shareholders in payment of distributions declared	1,824,313	7,716,845	3,296,319	15,261,958
Shares redeemed	(3,782,637)	(16,759,166)	(8,220,325)	(36,834,370)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(806,705)	$(3,899,958)	(2,740,884)	$(11,801,512)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,868,993	$21,543,213	8,051,522	$36,092,597
Shares issued to shareholders in payment of distributions declared	7,708,761	32,530,974	12,085,227	55,833,745
Shares redeemed	(15,953,091)	(70,823,075)	(23,291,591)	(104,703,397)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,375,337)	$(16,748,888)	(3,154,842)	$(12,777,055)

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	5,711,008	$29,803,206	12,111,531	$63,134,119
Shares issued to shareholders in payment of distributions declared	59,120,031	293,235,350	87,402,876	464,109,272
Shares redeemed	(41,027,934)	(213,628,581)	(64,955,611)	(336,449,308)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	23,803,105	$109,409,975	34,558,796	$190,794,083

	Period Ended 4/30/2017[1]		Year Ended 10/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	25,251,895	$132,096,500	—	$—
Shares redeemed	(953,584)	(5,208,667)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	24,298,311	$126,887,833	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	23,638,639	$103,816,063	24,503,466	$152,183,753
1	Reflects operations for the period from December 29, 2016 (date of initial investment) to April 30, 2017.
Redemption Fees
The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Excess fee proceeds, if any, are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2017 and the year ended October 31, 2016, redemption fees of $341,061 and $527,125 respectively, were allocated to cover the cost of redemptions.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At April 30, 2017, the cost of investments for federal tax purposes was $3,733,572,345. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from (a) futures contracts and (b) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $1,636,604,099. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,713,305,240 and net unrealized depreciation from investments for those securities having an excess of cost over value of $76,701,141.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2016, for federal income tax purposes, a late year ordinary loss of $46,486,600 was deferred to November 1, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, the Adviser voluntarily waived $259,338 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2017, the Sub-Adviser earned a fee of $27,160,305.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,679,241	$(165,020)
Class B Shares	264,376	—
Class C Shares	1,258,931	—
Class R Shares	8,259,622	(4,212,433)
TOTAL	$11,462,170	$(4,377,453)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2017, FSC retained $5,455,555 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2017, FSC retained $43,996 in sales charges from the sale of Class A Shares. FSC also retained $391 of CDSC relating to redemptions of Class A Shares, $72,631 of CDSC relating to redemptions of Class B Shares and $7,204 relating to redemptions of Class C Shares.
Semi-Annual Shareholder Report

Other Service Fees
For the six months ended April 30, 2017, FSSC received $3,000,964 of the other service fees disclosed in Note 2.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund may invest in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2017 the Fund had total commitments to limited partnerships and limited liability companies of $21,000,000; of this amount, $20,304,656 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $695,344.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50%, 1.95% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2017, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $3,097,367.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended April 30, 2017, were as follows:
Affiliates	Balance of Share Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
arGEN-x	1,359,250	866,000	(433,000)	1,792,250	$32,428,372	$—
ContraFect Corp.	1,735,000	—	—	1,735,000	$3,036,250	$—
ContraFect Corp., Warrants	1,735,000	—	—	1,735,000	$1,584,749	$—
Corcept Therapeutics, Inc.	12,439,968	1,051,557	(789,736)	12,701,789	$121,175,067	$—
Dyax Corp.- CVR	8,829,511	—	—	8,829,511	$9,800,757	$—
Dynavax Technologies Corp.	2,100,000	212,166	—	2,312,166	$12,832,521	$—
Egalet Corp.*	1,700,000	300,000	(1,000,000)	1,000,000	$3,820,000	$—
Galapagos NV*	881,500	—	(356,500)	525,000	$45,872,989	$—
Galapagos NV, ADR*	956,807	—	(91,807)	865,000	$75,133,900	$—
Hamilton Lane, Inc.	—	865,685	—	865,685	$16,205,623	$—
Intersect ENT, Inc.*	1,430,000	—	(505,000)	925,000	$17,575,000	$—
Minerva Neurosciences, Inc.	5,319,140	156,572	—	5,475,712	$41,615,411	$—
Otonomy, Inc.	2,500,000	—	(1,000,000)	1,500,000	$20,025,000	$—
Progenics Pharmaceuticals, Inc.	11,301,600	—	(261,682)	11,039,918	$87,436,151	$—
SCYNEXIS, Inc.	2,635,000	—	—	2,635,000	$7,325,300	$—
SCYNEXIS, Inc. Warrants	848,250	—	—	848,250	$1,279,076	$—
Seres Therapeutics, Inc.*	1,000,000	—	(300,000)	700,000	$6,881,000	$—
Soteira, Inc.	959,018	—	—	959,018	$0	$—
Spark Therapeutics, Inc.*	1,400,000	158,021	(421,139)	1,136,882	$65,905,050	$—
SteadyMed Ltd.	1,317,816	106,495	—	1,424,311	$10,255,039	$—
Semi-Annual Shareholder Report

Affiliates	Balance of Share Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
SteadyMed Ltd.	1,173,832	—	—	1,173,832	$8,451,591	$—
SteadyMed Ltd. Warrants	1,173,832	—	—	1,173,832	$6,472,040	$—
Zogenix Inc.	870,000	430,000	(300,000)	1,000,000	$11,000,000	$—
Zogenix Inc., Warrants	7,425,000	—	—	7,425,000	$1,737,450	$—
TOTAL OF AFFILIATED COMPANIES	71,090,524	4,146,496	(5,458,864)	69,778,156	$607,848,336	$—
*	At April 30, 2017, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2017, the Adviser reimbursed $383,307. Transactions involving the affiliated holdings during the six months ended April 30, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	298,168,770	606,564,809	(828,916,196)	75,817,383	$75,817,383	$486,624
Federated Institutional Prime Value Obligations Fund, Institutional Shares	568,092,887	1,153,717,232	(1,048,682,905)	673,127,214	$673,329,152	$2,301,410
Total of Affiliated Transactions	866,261,657	1,760,282,041	(1,877,599,101)	748,944,597	$749,146,535	$2,788,034
6. EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2017, the Fund's expenses were reduced by $27,653 under these arrangements.
Semi-Annual Shareholder Report

7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2017, were as follows:
Purchases	$1,308,487,944
Sales	$1,845,746,385
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At April 30, 2017, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	71.3%
Netherlands	2.4%
Belgium	2.3%
China	2.1%
Singapore	1.6%
Denmark	1.6%
Italy	1.5%
Israel	1.2%
Luxembourg	0.9%
Spain	0.7%
United Kingdom	0.5%
Cayman Islands	0.5%
Bermuda	0.5%
Canada	0.4%
Switzerland	0.2%
France	0.1%
9. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2017, the Fund had no outstanding loans. During the six months ended April 30, 2017, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2017, there were no outstanding loans. During the six months ended April 30, 2017, the program was not utilized.
11. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,139.80	$10.40
Class B Shares	$1,000	$1,134.20	$13.12
Class C Shares	$1,000	$1,137.00	$13.14
Class R Shares	$1,000	$1,139.50	$10.40
Institutional Shares	$1,000	$1,105.30	$5.25[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.10	$9.79
Class B Shares	$1,000	$1,012.50	$12.37
Class C Shares	$1,000	$1,012.50	$12.37
Class R Shares	$1,000	$1,015.08	$9.79
Institutional Shares	$1,000	$1,017.50	$7.40[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.96%
Class B Shares	2.48%
Class C Shares	2.48%
Class R Shares	1.96%
Institutional Shares	1.48%
2	“Actual” expense information for the Fund's Institutional Shares is for the period from December 29, 2016 (date of initial investment) to April 30, 2017. Actual expenses are equal to the Fund's annualized net expense ratio of 1.48%, multiplied by 123/365 (to reflect the period from initial investment to April 30, 2017). “Hypothetical” expense information for Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated kaufmann fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally track the factors listed above. Consistent with these judicial decisions
Semi-Annual Shareholder Report

and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a
Semi-Annual Shareholder Report

comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio
Semi-Annual Shareholder Report

managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that this was particularly true in the case of the Fund, since Federated manages no institutional or separate accounts in the style of the Fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Semi-Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board noted that in May 2014, the Senior Officer proposed, and the Board subsequently approved, a reduction in the contractual advisory fee to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers which was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the May 2015 Meetings, Federated proposed and the Board approved reductions to the subadvisory fees under the subadvisory contract for the Fund, effective as of the date of the previous contractual advisory fee reduction.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
In this regard, the Senior Officer's Evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds. The Senior Officer's Evaluation also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $9 billion, $10 billion and $12 billion in size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of
Semi-Annual Shareholder Report

the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172669
CUSIP 314172651
CUSIP 314172644
CUSIP 31421N873
26667 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2017
Share Class	Ticker
A	KLCAX
C	KLCCX
R	KLCKX
Institutional	KLCIX
R6	KLCSX

Federated Kaufmann Large Cap Fund
Fund Established 2007

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2016 through April 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	29.9%
Health Care	19.9%
Consumer Discretionary	16.5%
Industrials	10.9%
Financials	5.4%
Real Estate	3.5%
Materials	3.4%
Telecommunication Services	3.3%
Energy	2.6%
Consumer Staples	1.1%
Securities Lending Collateral[2,3]	0.0%
Cash Equivalents[4]	3.8%
Other Assets and Liabilities—Net[5]	(0.3)%
TOTAL	100%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Represents less than 0.05%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements, other than those representing securities lending collateral.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—96.5%
		Consumer Discretionary—16.5%
83,650	[1]	Amazon.com, Inc.	$77,375,413
817,300		Hilton Worldwide Holdings, Inc.	48,196,181
340,000		Home Depot, Inc.	53,074,000
805,000		Las Vegas Sands Corp.	47,486,950
20	[1,2]	New Cotai LLC/Capital	389,812
1,000,000		Starbucks Corp.	60,060,000
776,000		TJX Cos., Inc.	61,024,640
239,500	[1]	Ulta Beauty, Inc.	67,404,880
265,000		Walt Disney Co.	30,634,000
354,200		Whirlpool Corp.	65,767,856
		TOTAL	511,413,732
		Consumer Staples—1.1%
200,000		Constellation Brands, Inc., Class A	34,508,000
		Energy—2.6%
311,000		Pioneer Natural Resources, Inc.	53,799,890
873,300		Tenaris S.A., ADR	27,273,159
		TOTAL	81,073,049
		Financials—5.4%
865,000		American International Group, Inc.	52,687,150
150,900		BlackRock, Inc.	58,031,613
650,000		JPMorgan Chase & Co.	56,550,000
		TOTAL	167,268,763
		Health Care—19.9%
491,500	[1]	Alexion Pharmaceuticals, Inc.	62,803,870
21,800	[1]	Align Technology, Inc.	2,934,716
1,840,000	[1]	Boston Scientific Corp.	48,539,200
468,000	[1]	Edwards Lifesciences Corp.	51,325,560
371,000	[1,3]	Galapagos NV, ADR	32,225,060
377,200	[1]	Genmab A/S	75,078,845
393,000	[1]	IDEXX Laboratories, Inc.	65,917,890
550,000	[1]	Incyte Genomics, Inc.	68,354,000
914,300		Shire PLC	53,872,192
227,534		Stryker Corp.	31,028,812
1,025,265	[1]	Veeva Systems, Inc.	54,974,709
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,200,000		Zoetis, Inc.	$67,332,000
		TOTAL	614,386,854
		Industrials—10.9%
1,310,000	[1]	AerCap Holdings NV	60,273,100
373,000		FedEx Corp.	70,758,100
698,000		Ingersoll-Rand PLC, Class A	61,947,500
659,665		Osram Licht AG	44,164,103
237,000		Raytheon Co.	36,784,770
556,000		Union Pacific Corp.	62,249,760
		TOTAL	336,177,333
		Information Technology—29.9%
400,000	[1]	Alibaba Group Holding Ltd., ADR	46,200,000
102,200	[1]	Alphabet, Inc.	94,485,944
910,000		Amadeus IT Group S.A.	49,055,336
446,000		Broadcom Ltd.	98,481,260
608,167	[1]	Facebook, Inc.	91,377,092
923,000		Marvell Technology Group Ltd.	13,863,460
595,000		Mastercard, Inc.	69,210,400
1,142,000		Microsoft Corp.	78,181,320
690,000	[1]	NXP Semiconductors NV	72,967,500
370,000	[1]	Red Hat, Inc.	32,589,600
930,000	[1]	Salesforce.com, Inc.	80,091,600
338,500	[1]	ServiceNow, Inc.	31,981,480
475,000	[1]	Splunk, Inc.	30,547,250
1,150,000	[1]	Vantiv, Inc.	71,346,000
722,400		Visa, Inc., Class A	65,897,328
		TOTAL	926,275,570
		Materials—3.4%
245,600		Martin Marietta Materials	54,078,664
150,000		Sherwin-Williams Co.	50,202,000
		TOTAL	104,280,664
		Real Estate—3.5%
1,300,000	[1]	CBRE Group, Inc.	46,553,000
644,500		Crown Castle International Corp.	60,969,700
		TOTAL	107,522,700
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Services—3.3%
1,495,000	[1]	T-Mobile USA, Inc.	$100,568,650
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,115,796,331)	2,983,475,315
		INVESTMENT COMPANIES—3.8%[4]
202,400	[5]	Federated Government Obligations Fund, Institutional Shares, 0.65%[6]	202,400
119,110,910		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[6]	119,146,643
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $119,321,994)	119,349,043
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $2,235,118,325)[7]	3,102,824,358
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[8]	(9,974,705)
		TOTAL NET ASSETS—100%	$3,092,849,653
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holdings.
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
4

The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,347,683,988	$—	$389,812	$2,348,073,800
International	413,231,039	222,170,476	—	635,401,515
Investment Companies	119,349,043	—	—	119,349,043
TOTAL SECURITIES	$2,880,264,070	$222,170,476	$389,812	$3,102,824,358
The following acronym is used throughout this portfolio:
ADR—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$18.86	$18.80	$18.39	$16.13	$12.22	$11.07
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.03)[1]	(0.02)[1]	(0.04)[1]	(0.04)[1]	(0.04)[1]
Net realized and unrealized gain on investments and foreign currency transactions	2.55	0.09	1.13	2.65	4.27	1.64
TOTAL FROM INVESTMENT OPERATIONS	2.53	0.06	1.11	2.61	4.23	1.60
Less Distributions:
Distributions from net investment income	—	—	(0.00)[2]	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)
TOTAL DISTRIBUTIONS	—	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)
Net Asset Value, End of Period	$21.39	$18.86	$18.80	$18.39	$16.13	$12.22
Total Return[3]	13.41%	0.33%	6.14%	16.42%	35.44%	15.08%
Ratios to Average Net Assets:
Net expenses	1.09%[4]	1.09%[5]	1.09%[5]	1.15%[5]	1.50%[5]	1.50%
Net investment income (loss)	(0.16)%[4]	(0.15)%	(0.12)%	(0.23)%	(0.27)%	(0.34)%
Expense waiver/reimbursement[6]	0.13%[4]	0.12%	0.11%	0.17%	0.44%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$605,349	$772,575	$968,786	$485,104	$365,693	$142,229
Portfolio turnover	30%	34%	55%	68%	114%	94%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.09%, 1.09%, 1.15% and 1.50% for the years ended October 31, 2016, 2015, 2014, and 2013, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.64	$17.72	$17.50	$15.48	$11.84	$10.82
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.16)[1]	(0.16)[1]	(0.17)[1]	(0.15)[1]	(0.13)[1]
Net realized and unrealized gain on investments and foreign currency transactions	2.37	0.08	1.08	2.54	4.11	1.60
TOTAL FROM INVESTMENT OPERATIONS	2.28	(0.08)	0.92	2.37	3.96	1.47
Less Distributions:
Distributions from net investment income	—	—	(0.00)[2]	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)
TOTAL DISTRIBUTIONS	—	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)
Net Asset Value, End of Period	$19.92	$17.64	$17.72	$17.50	$15.48	$11.84
Total Return[3]	12.93%	(0.44)%	5.34%	15.54%	34.27%	14.20%
Ratios to Average Net Assets:
Net expenses	1.87%[4]	1.86%[5]	1.87%[5]	1.93%[5]	2.33%[5]	2.34%
Net investment income (loss)	(0.93)%[4]	(0.93)%	(0.89)%	(1.03)%	(1.08)%	(1.15)%
Expense waiver/reimbursement[6]	0.10%[4]	0.10%	0.09%	0.14%	0.35%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$456,626	$453,018	$492,637	$280,250	$181,073	$81,269
Portfolio turnover	30%	34%	55%	68%	114%	94%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.86%, 1.87%, 1.93% and 2.33% for the years ended October 31, 2016, 2015, 2014, and 2013, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$18.16	$18.17	$17.86	$15.74	$11.97	$10.91
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.10)[1]	(0.09)[1]	(0.11)[1]	(0.10)[1]	(0.09)[1]
Net realized and unrealized gain on investments and foreign currency transactions	2.44	0.09	1.10	2.58	4.19	1.60
TOTAL FROM INVESTMENT OPERATIONS	2.39	(0.01)	1.01	2.47	4.09	1.51
Less Distributions:
Distributions from net investment income	—	—	(0.00)[2]	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)
TOTAL DISTRIBUTIONS	—	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)
Net Asset Value, End of Period	$20.55	$18.16	$18.17	$17.86	$15.74	$11.97
Total Return[3]	13.16%	(0.05)%	5.74%	15.93%	35.00%	14.46%
Ratios to Average Net Assets:
Net expenses	1.48%[4]	1.47%[5]	1.48%[5]	1.55%[5]	1.93%[5]	1.95%
Net investment income (loss)	(0.55)%[4]	(0.54)%	(0.48)%	(0.64)%	(0.76)%	(0.77)%
Expense waiver/reimbursement[6]	0.16%[4]	0.14%	0.14%	0.19%	0.40%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$79,055	$76,336	$80,007	$72,580	$66,543	$19,688
Portfolio turnover	30%	34%	55%	68%	114%	94%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.47%, 1.48%, 1.55% and 1.93% for the years ended October 31, 2016, 2015, 2014, and 2013, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$19.22	$19.11	$18.64	$16.30	$12.32	$11.13
Income From Investment Operations:
Net investment income (loss)	0.01[1]	0.02[1]	0.03[1]	(0.00)[1]	(0.01)[1]	(0.01)[1]
Net realized and unrealized gain on investments and foreign currency transactions	2.60	0.09	1.14	2.69	4.31	1.65
TOTAL FROM INVESTMENT OPERATIONS	2.61	0.11	1.17	2.69	4.30	1.64
Less Distributions:
Distributions from net investment income	—	—	(0.00)[2]	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)
TOTAL DISTRIBUTIONS	—	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)
Net Asset Value, End of Period	$21.83	$19.22	$19.11	$18.64	$16.30	$12.32
Total Return[3]	13.58%	0.58%	6.38%	16.74%	35.72%	15.37%
Ratios to Average Net Assets:
Net expenses	0.83%[4]	0.84%[5]	0.84%[5]	0.89%[5]	1.25%[5]	1.25%
Net investment income (loss)	0.09%[4]	0.10%	0.13%	(0.01)%	(0.07)%	(0.07)%
Expense waiver/reimbursement[6]	0.10%[4]	0.11%	0.10%	0.15%	0.41%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,857,058	$1,332,606	$1,556,775	$813,517	$365,715	$106,055
Portfolio turnover	30%	34%	55%	68%	114%	94%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.84%, 0.84%, 0.89% and 1.25% for the years ended October 31, 2016, 2015, 2014, and 2013, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014[1]
Net Asset Value, Beginning of Period	$19.26	$19.13	$18.65	$16.81
Income From Investment Operations:
Net investment income	0.02[2]	0.03[2]	0.04[2]	0.01[2]
Net realized and unrealized gain on investments and foreign currency transactions	2.59	0.10	1.14	1.83
TOTAL FROM INVESTMENT OPERATIONS	2.61	0.13	1.18	1.84
Less Distributions:
Distributions from net investment income	—	—	(0.00)[3]	—
Distributions from net realized gain on investments and foreign currency transactions	—	(0.00)[3]	(0.70)	—
TOTAL DISTRIBUTIONS	—	(0.00)[3]	(0.70)	—
Net Asset Value, End of Period	$21.87	$19.26	$19.13	$18.65
Total Return[4]	13.55%	0.69%	6.43%	10.95%
Ratios to Average Net Assets:
Net expenses	0.78%[5]	0.78%[6]	0.78%[6]	0.78%[5,6]
Net investment income	0.15%[5]	0.17%	0.21%	0.07%[5]
Expense waiver/reimbursement[7]	0.09%[5]	0.09%	0.09%	0.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$94,762	$81,107	$189,120	$129,160
Portfolio turnover	30%	34%	55%	68%[8]
1	Reflects operations for the period from December 16, 2013 (date of initial investment) to October 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.78%, 0.78% and 0.78% for the years ended October 31, 2016 and 2015, and for the period ended October 31, 2014, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2014.
See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and Liabilities
April 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $199,778 of securities loaned and $119,349,043 of investment in affiliated holdings (Note 5) (identified cost $2,235,118,325)		$3,102,824,358
Cash denominated in foreign currencies (identified cost $21,890)		22,097
Income receivable		1,241,574
Receivable for investments sold		27,236,687
Receivable for shares sold		8,555,086
Other assets		10,826
TOTAL ASSETS		3,139,890,628
Liabilities:
Payable for investments purchased	$39,851,475
Payable for shares redeemed	5,428,979
Payable for collateral due to broker for securities lending	202,400
Payable to adviser (Note 5)	167,647
Payable for administrative fees (Note 5)	20,015
Payable for distribution services fee (Note 5)	305,265
Payable for other service fees (Notes 2 and 5)	396,597
Accrued expenses (Note 5)	668,597
TOTAL LIABILITIES		47,040,975
Net assets for 144,473,680 shares outstanding		$3,092,849,653
Net Assets Consist of:
Paid-in capital		$2,311,221,538
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		867,675,867
Accumulated net realized loss on investments and foreign currency transactions		(78,803,039)
Accumulated net investment income (loss)		(7,244,713)
TOTAL NET ASSETS		$3,092,849,653
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($605,348,676 ÷ 28,302,593 shares outstanding), no par value, unlimited shares authorized	$21.39
Offering price per share (100/94.50 of $21.39)	$22.63
Redemption proceeds per share	$21.39
Class C Shares:
Net asset value per share ($456,625,681 ÷ 22,917,535 shares outstanding), no par value, unlimited shares authorized	$19.92
Offering price per share	$19.92
Redemption proceeds per share (99.00/100 of $19.92)	$19.72
Class R Shares:
Net asset value per share ($79,055,178 ÷ 3,846,339 shares outstanding), no par value, unlimited shares authorized	$20.55
Offering price per share	$20.55
Redemption proceeds per share	$20.55
Institutional Shares:
Net asset value per share ($1,857,057,932 ÷ 85,074,098 shares outstanding), no par value, unlimited shares authorized	$21.83
Offering price per share	$21.83
Redemption proceeds per share	$21.83
Class R6 Shares:
Net asset value per share ($94,762,186 ÷ 4,333,115 shares outstanding), no par value, unlimited shares authorized	$21.87
Offering price per share	$21.87
Redemption proceeds per share	$21.87
See Notes which are an integral part of the Financial Statements
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12

Statement of Operations
Six Months Ended April 30, 2017 (unaudited)
Investment Income:
Dividends (including $700,930 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $163,171)			$13,224,763
Interest (including income on securities loaned of $2,728)			3,374
TOTAL INCOME			13,228,137
Expenses:
Investment adviser fee (Note 5)		$10,687,436
Administrative fee (Note 5)		1,117,780
Custodian fees		82,408
Transfer agent fee (Note 2)		1,343,594
Directors'/Trustees' fees (Note 5)		11,679
Auditing fees		21,522
Legal fees		4,453
Portfolio accounting fees		102,201
Distribution services fee (Note 5)		1,882,643
Other service fees (Notes 2 and 5)		1,417,072
Share registration costs		62,967
Printing and postage		73,870
Miscellaneous (Note 5)		28,767
TOTAL EXPENSES		16,836,392
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,340,041)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(202,415)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,542,456)
Net expenses			15,293,936
Net investment income (loss)			(2,065,799)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $45,844 on sales of investments in an affiliated company (Note 5))			(15,119,350)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			378,679,950
Net realized and unrealized gain on investments and foreign currency transactions			363,560,600
Change in net assets resulting from operations			$361,494,801
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2017	Year Ended 10/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,065,799)	$(4,552,253)
Net realized gain (loss) on investments and foreign currency transactions	(15,119,350)	6,315,789
Net change in unrealized appreciation/depreciation of investments and foreign currency translation of assets and liabilities in foreign currency	378,679,950	(25,277,614)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	361,494,801	(23,514,078)
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	—	(67,753)
Class C Shares	—	(36,723)
Class R Shares	—	(5,857)
Institutional Shares	—	(107,415)
Class R6 Shares	—	(12,768)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(230,516)
Share Transactions:
Proceeds from sale of shares	624,425,042	852,836,222
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Growth Fund	136,575,232	—
Net asset value of shares issued to shareholders in payment of distributions declared	—	194,010
Cost of shares redeemed	(745,287,825)	(1,400,966,983)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,712,449	(547,936,751)
Change in net assets	377,207,250	(571,681,345)
Net Assets:
Beginning of period	2,715,642,403	3,287,323,748
End of period (including accumulated net investment income (loss) of $(7,244,713) and $(5,178,914), respectively)	$3,092,849,653	$2,715,642,403
See Notes which are an integral part of the Financial Statements
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14

Notes to Financial Statements
April 30, 2017 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
On January 27, 2017, the Fund acquired all of the net assets of Hancock Horizon Growth Fund, an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Hancock Horizon Growth Fund's shareholders on January 26, 2017. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Hancock Horizon Growth Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Hancock Horizon Growth Fund Investment Shares exchanged, a shareholder received 0.839 shares of the Fund's Class A Shares.
For every one share of Hancock Horizon Growth Fund Class C Shares exchanged, a shareholder received 0.681 shares of the Fund's Class A Shares.
For every one share of Hancock Horizon Growth Fund Institutional Shares exchanged, a shareholder received 0.869 shares of the Fund's Institutional Shares.
The Fund received net assets from Hancock Horizon Growth Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Hancock Horizon Growth Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,641,247	$136,575,232	$(19,163,422)	$2,820,288,589	$2,956,863,821
1	Unrealized Depreciation is included in the Net Assets Received amount shown above.
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Assuming the acquisition had been completed on November 1, 2016, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended April 30, 2017, were as follows:
Net investment income (loss)*	$(1,960,481)
Net realized and unrealized gain on investments	$388,543,176
Net increase in net assets resulting from operations	$386,582,695
*	Net investment income includes $89,600 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Hancock Horizon Growth Fund that have been included in the Fund's Statement of Operations as of April 30, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,542,456 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$386,044	$(134,408)
Class C Shares	243,392	(9,806)
Class R Shares	106,378	(5,052)
Institutional Shares	601,807	(33,932)
Class R6 Shares	5,973	—
TOTAL	$1,343,594	$(183,198)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$853,580
Class C Shares	563,492
TOTAL	$1,417,072
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $115. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
At April 30, 2017, the Fund had no outstanding foreign exchange contracts.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2017, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$199,778	$202,400
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Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$148,833

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$2,670
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,778,006	$75,170,432	11,611,386	$211,152,060
Shares issued in connection with the tax-free transfer of assets from Hancock Horizon Growth Fund	1,057,802	21,388,759	—	—
Shares issued to shareholders in payment of distributions declared	—	—	3,403	63,571
Shares redeemed	(17,497,839)	(351,863,690)	(22,193,914)	(401,247,187)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(12,662,031)	$(255,304,499)	(10,579,125)	$(190,031,556)

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,791,871	$33,340,877	5,602,453	$96,293,289
Shares issued to shareholders in payment of distributions declared	—	—	1,650	29,016
Shares redeemed	(4,558,383)	(85,232,104)	(7,728,549)	(133,369,710)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,766,512)	$(51,891,227)	(2,124,446)	$(37,047,405)
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	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	434,559	$8,393,640	1,145,198	$20,194,212
Shares issued to shareholders in payment of distributions declared	—	—	309	5,583
Shares redeemed	(791,889)	(15,294,192)	(1,345,603)	(23,767,449)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(357,330)	$(6,900,552)	(200,096)	$(3,567,654)

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,095,726	$496,459,763	27,275,832	$506,731,759
Shares issued in connection with the tax-free transfer of assets from Hancock Horizon Growth Fund	5,583,445	115,186,473	—	—
Shares issued to shareholders in payment of distributions declared	—	—	4,861	92,319
Shares redeemed	(13,923,752)	(284,156,277)	(39,420,751)	(720,006,096)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	15,755,419	$327,489,959	(12,140,058)	$(213,182,018)

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	546,816	$11,060,330	992,784	$18,464,902
Shares issued to shareholders in payment of distributions declared	—	—	185	3,521
Shares redeemed	(425,932)	(8,741,562)	(6,665,918)	(122,576,541)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	120,884	$2,318,768	(5,672,949)	$(104,108,118)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	90,430	$15,712,449	(30,716,674)	$(547,936,751)
4. FEDERAL TAX INFORMATION
At April 30, 2017, the cost of investments for federal tax purposes was $2,235,118,325. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $867,706,033. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $876,482,780 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,776,747.
At October 31, 2016, the Fund had a capital loss carryforward of $57,800,010 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for
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federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$57,800,010	$—	$57,800,010
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2016, for federal income tax purposes, a late year ordinary loss of $5,178,914 was deferred to November 1, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, the Adviser voluntarily waived $1,243,990 of its fee and voluntarily reimbursed $183,198 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2017, the Sub-Adviser earned a fee of $8,763,697.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$1,690,475	$—
Class R Shares	192,168	(19,217)
TOTAL	$1,882,643	$(19,217)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2017, FSC retained $241,724 of fees paid by the Fund. For the six months ended April 30, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2017, FSC retained $69,962 in sales charges from the sale of Class A Shares. FSC also retained $4,815 CDSC relating to redemptions of Class A Shares and $22,931 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2017, FSSC received $14,990 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.86%, 1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not
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including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2017, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $2,602,417.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2017, the Adviser reimbursed $96,051. Transactions involving the affiliated holdings during the six months ended April 30, 2017, were as follows:
	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	293,564,326	551,170,954	(725,624,370)	119,110,910	$119,146,643	$693,878
Federated Government Obligations Fund, Institutional Shares	—	44,431,937	(44,229,537)	202,400	$202,400	$7,052
TOTAL OF AFFILIATED TRANSACTIONS	293,564,326	595,602,891	(769,853,907)	119,313,310	$119,349,043	$700,930
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2017, were as follows:
Purchases	$872,234,438
Sales	$795,670,874
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7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2017, the Fund had no outstanding loans. During the six months ended April 30, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of April 30, 2017, there were no outstanding loans. During the six months ended April 30, 2017, the program was not utilized.
10. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,134.10	$5.77
Class C Shares	$1,000	$1,129.30	$9.87
Class R Shares	$1,000	$1,131.60	$7.82
Institutional Shares	$1,000	$1,135.80	$4.40
Class R6 Shares	$1,000	$1,135.50	$4.13
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.40	$5.46
Class C Shares	$1,000	$1,015.50	$9.35
Class R Shares	$1,000	$1,017.50	$7.40
Institutional Shares	$1,000	$1,020.70	$4.16
Class R6 Shares	$1,000	$1,020.90	$3.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.09%
Class C Shares	1.87%
Class R Shares	1.48%
Institutional Shares	0.83%
Class R6 Shares	0.78%
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Evaluation and Approval of Advisory Contract–May 2016
Federated kaufmann LARGE CAP fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally track the factors listed above. Consistent with these judicial decisions
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and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a
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comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expensive ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio
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managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risk associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
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For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations
At the May 2015 Meetings, Federated proposed and the Board approved reductions to the subadvisory fees under the subadvisory contract for the Fund, effective as of the date of the previous contractual advisory fee reduction.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
Semi-Annual Shareholder Report
34

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.
Semi-Annual Shareholder Report
35

Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
37

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
38

Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
38631 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2017
Share Class	Ticker
A	FKASX
B	FKBSX
C	FKCSX
R	FKKSX
Institutional	FKAIX

Federated Kaufmann Small Cap Fund
Fund Established 2002

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2016 through April 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2017, the Fund's sector composition1 was as follows:
Sector	Percentage of Total Net Assets
Information Technology	31.3%
Health Care	24.5%
Consumer Discretionary	14.6%
Industrials	9.8%
Financials	4.0%
Materials	3.1%
Real Estate	2.5%
Energy	2.4%
Consumer Staples	1.5%
Telecommunication Services	0.6%
Utilities	0.6%
Securities Lending Collateral[2]	8.4%
Cash Equivalents[3]	5.7%
Other Assets and Liabilities—Net[4]	(9.0)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2017 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—94.6%
		Consumer Discretionary—14.6%
127,300		AMC Entertainment Holdings, Inc.	$3,857,190
193,400	[1]	Camping World Holdings, Inc.	5,979,928
137,100	[1,2]	Canada Goose Holdings, Inc.	2,307,393
434,900		Clubcorp Holdings, Inc.	5,849,405
17,000	[1]	Cracker Barrel Old Country Store, Inc.	2,723,230
102,800	[2]	Dave & Buster's Entertainment, Inc.	6,580,228
168,400	[1,2]	Duluth Holdings, Inc.	3,730,060
25,000	[2]	Emerald Expositions Events, Inc.	487,500
351,000	[2]	Etsy, Inc.	3,776,760
300,000	[2]	Floor & Decor Holdings, Inc.	9,720,000
492,500	[1,2]	J. Jill, Inc.	6,501,000
253,600		Moncler S.p.A	6,255,186
9,203,000		NagaCorp Limited	5,122,569
84,500	[2]	Nord Anglia Education, Inc.	2,720,900
223,000	[2]	Planet Fitness, Inc.	4,638,400
618,805		Samsonite International SA	2,384,510
118,000		Six Flags Entertainment Corp.	7,387,980
34,200		Vail Resorts, Inc.	6,759,972
270,000	[1,2]	Wingstop, Inc.	7,946,100
157,200	[1,2]	Yoox Net-A-Porter Group	4,174,127
142,700	[1,2]	Zoe's Kitchen, Inc.	2,575,735
		TOTAL	101,478,173
		Consumer Staples—1.5%
39,343		AdvancePierre Foods Holdings, Inc.	1,598,113
91,600	[2]	Blue Buffalo Pet Products, Inc.	2,257,940
246,500	[1,2]	elf Beauty, Inc.	6,717,125
		TOTAL	10,573,178
		Energy—2.4%
272,000	[2]	Callon Petroleum Corp.	3,220,480
1,278,900	[2]	Independence Contract Drilling, Inc.	5,895,729
32,713	[1,2]	Keane Group, Inc.	452,094
150,000	[2]	NCS Multistage Holdings, Inc.	3,001,500
105,000		US Silica Holdings, Inc.	4,357,500
		TOTAL	16,927,303
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—4.0%
31,200		Affiliated Managers Group	$5,166,408
350,000		Chimera Investment Corp.	7,126,000
874,310		FinecoBank Banca Fineco S.p.A	6,220,956
270,916	[2,3]	Hamilton Lane, Inc.	5,071,548
206,200		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,519,904
		TOTAL	28,104,816
		Health Care—24.2%
173,800	[2]	Amphastar Pharmaceuticals, Inc.	2,624,380
200,000	[1,2]	AnaptysBio, Inc.	5,336,000
253,414	[2,3]	arGEN-x N.V.	4,585,188
222,500	[1,2,3]	ContraFect Corp.	389,375
1,089,313	[2,3]	Corcept Therapeutics, Inc.	10,392,046
1,000,000	[1,2]	Cryoport, Inc.	2,410,000
7,800	[2]	Dexcom, Inc.	608,088
125,000	[2,3,4]	Dyax Corp. - CVR	138,750
1,000,000	[2,3]	Dynavax Technologies Corp.	5,550,000
207,000	[1,2]	Egalet Corp.	790,740
112,028	[1,2]	Entellus Medical, Inc.	1,593,038
28,400	[1,2]	GW Pharmaceuticals PLC, ADR	3,371,932
99,100	[2]	Galapagos NV	8,659,073
96,900	[1,2]	Galapagos NV, ADR	8,416,734
139,274	[2]	Glaukos Corp.	6,619,693
26,300	[2]	Insulet Corp.	1,141,683
260,475	[2]	Intersect ENT, Inc.	4,949,025
100,000	[1,2]	iRhythm Technologies, Inc.	3,529,000
110,000	[2]	K2M Group Holdings, Inc.	2,436,500
936,018	[1,2,3]	Minerva Neurosciences, Inc.	7,113,737
75,000	[2]	Nektar Therapeutics	1,422,750
547,300	[2]	NeoGenomics, Inc.	4,132,115
41,800	[2]	Nevro Corp.	3,938,396
255,000	[2,3]	Otonomy, Inc.	3,404,250
58,465	[1,2]	Penumbra, Inc.	4,995,834
713,130	[2,3]	Progenics Pharmaceuticals, Inc.	5,647,990
50,000	[2]	Puma Biotechnology, Inc.	2,030,000
75,000	[2]	Repligen Corp.	2,759,250
89,900	[2]	SAGE Therapeutics, Inc.	6,382,900
707,000	[1,2,3]	SCYNEXIS, Inc.	1,965,460
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
148,920	[2]	Spark Therapeutics, Inc.	$8,632,893
755,317	[2,3]	SteadyMed Ltd.	5,438,282
149,400	[2,3,5]	SteadyMed Ltd.	1,075,680
30,000	[2]	Tesaro, Inc.	4,427,700
58,600	[1,2]	Ultragenyx Pharmaceutical, Inc.	3,773,254
290,000	[2]	Veeva Systems, Inc.	15,549,800
525,000	[1,2]	Veracyte, Inc.	4,446,750
325,000	[2]	Versartis, Inc.	5,980,000
153,100	[1,2,3]	Zogenix, Inc.	1,684,100
		TOTAL	168,342,386
		Industrials—9.8%
222,500		Air Lease Corp.	8,486,150
735,000		Aramex PJSC	1,057,196
175,000	[2]	Atkore International Group, Inc.	4,595,500
1,470,000	[2,5,6]	Biffa PLC	3,598,486
76,400	[2]	Continental Building Products, Inc.	1,860,340
95,100	[2]	Dycom Industries, Inc.	10,048,266
164,700	[2]	JELD-WEN Holding, Inc.	5,440,041
142,600		KAR Auction Services, Inc.	6,220,212
502,800	[1,2]	Kornit Digital Ltd.	10,106,280
215,700	[2]	MRC Global, Inc.	3,932,211
112,000	[2]	Mercury Systems, Inc.	4,186,560
192,500		REV Group, Inc.	5,428,500
209,000	[2]	Titan Machinery, Inc.	3,312,650
		TOTAL	68,272,392
		Information Technology—31.3%
95,600	[2]	2U, Inc.	4,340,240
97,000	[2]	Accesso Technology Group PLC	2,318,009
518,376	[1,2]	Adesto Technologies Corp.	2,773,312
183,200	[2]	Alarm.com Holdings, Inc.	5,974,152
300,000	[1,2]	Alteryx, Inc.	4,797,000
144,300	[2]	Atlassian Corp. PLC	4,975,464
100,000	[1,2]	Blackline, Inc.	3,287,000
535,000	[2]	Box, Inc.	9,223,400
205,000	[2]	BroadSoft, Inc.	7,872,000
231,900	[2]	CalAmp Corp.	4,160,286
1,630,000	[2]	Camtek Ltd.	6,063,600
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
250,000	[2]	Cloudera, Inc.	$4,525,000
39,300	[2]	CoStar Group, Inc.	9,466,977
100,000	[1,2]	Coupa Software, Inc.	2,775,000
120,000	[2]	Envestnet, Inc.	4,176,000
370,000	[2]	GTT Communications, Inc.	10,175,000
152,500	[1,2]	Globant SA	5,778,225
170,000	[2]	GoDaddy, Inc.	6,616,400
300,000	[2]	Gridsum Holding, Inc., ADR	3,681,000
121,000	[2]	GrubHub, Inc.	5,200,580
492,500	[2]	Ichor Holdings Ltd.	9,554,500
325,000	[1,2]	Instructure, Inc.	7,767,500
200,000	[2]	Microsemi Corp.	9,388,000
344,000	[2]	Mimecast Ltd.	8,314,480
171,600	[2]	MindBody, Inc.	4,864,860
147,544		NIC, Inc.	3,150,064
450,000	[1,2]	Oclaro, Inc.	3,604,500
1,170,000	[2]	Paysafe Group PLC	6,873,803
183,200	[2]	Q2 Holdings, Inc.	6,989,080
200,000	[1,2]	Quantenna Communications, Inc.	3,680,000
322,500	[2]	RADWARE Ltd.	5,266,425
318,000	[1,2]	Rapid7, Inc.	5,390,100
133,600	[2]	RealPage, Inc.	4,949,880
50,000	[2]	RingCentral, Inc.	1,597,500
105,600	[2]	Shopify, Inc.	8,020,320
1,800,000	[2]	Sigma Designs, Inc.	11,160,000
105,000	[2,5,6]	Takeaway.com Holding BV	3,536,966
37,448	[2]	Tyler Technologies, Inc.	6,126,118
		TOTAL	218,412,741
		Materials—3.1%
66,600		Eagle Materials, Inc.	6,391,602
133,100		Huntsman Corp.	3,296,887
71,500	[2]	Kraton Corp.	2,338,765
140,000	[2]	Summit Materials, Inc.	3,592,400
101,200	[1,2]	U.S. Concrete, Inc.	6,274,400
		TOTAL	21,894,054
		Real Estate—2.5%
122,800		Cyrusone, Inc.	6,709,792
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
135,000		MGM Growth Properties LLC	$3,863,700
106,700		Ryman Hospitality Properties	6,805,326
		TOTAL	17,378,818
		Telecommunication Services—0.6%
692,274	[5,6]	Infrastrutture Wireless Italiane SPA	3,831,130
		Utilities—0.6%
220,300	[1,2]	Aquaventure Holdings Ltd.	4,046,911
		TOTAL COMMON STOCKS (IDENTIFIED COST $443,915,952)	659,261,902
		CORPORATE BOND—0.1%
		Health Care—0.1%
$334,000		Protalix Biotherapeutics, Inc., Conv. Bond, 7.50%, 11/15/2021 (IDENTIFIED COST $444,500)	382,045
		WARRANTS—0.2%
		Health Care—0.2%
222,500	[2,3]	ContraFect Corp., Warrants	203,231
109,440	[2,3]	SCYNEXIS, Inc., Warrants	165,025
149,400	[2,3]	SteadyMed Ltd., Warrants	823,732
1,896,750	[2,3]	Zogenix, Inc., Warrants	443,839
		TOTAL WARRANTS (IDENTIFIED COST $110,202)	1,635,827
		INVESTMENT COMPANIES—14.1%[3]
58,262,921	[7]	Federated Government Obligations Fund, Institutional Shares, 0.65%[8]	58,262,921
39,821,501		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[8]	39,833,448
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $98,091,679)	98,096,369
		TOTAL INVESTMENTS—109.0% (IDENTIFIED COST $542,562,333)[9]	759,376,143
		OTHER ASSETS AND LIABILITIES - NET—(9.0)%[10]	(62,408,648)
		TOTAL NET ASSETS—100%	$696,967,495
Semi-Annual Shareholder Report
6

At April 30, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
5/2/2017	Citibank N.A.	49,863 GBP	$64,528	$55
Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Non-income-producing security.
3	Affiliated companies and holdings.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $12,042,262, which represented 1.7% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At April 30, 2017, these liquid restricted securities amounted to $10,966,582, which represented 1.6% of total net assets.
7	All or a portion of this security is held as collateral for securities lending.
8	7-day net yield.
9	Also represents cost for federal tax purposes.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
7

The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$530,747,463	$—	$138,750	$530,886,213
International	69,758,490	58,617,199	—	128,375,689
Debt Securities:
Corporate Bond	—	382,045	—	382,045
Warrants	—	1,635,827	—	1,635,827
Investment Companies	98,096,369	—	—	98,096,369
TOTAL SECURITIES	$698,602,322	$60,635,071	$138,750	$759,376,143
Other Financial Instruments[1]
Assets	$55	—	—	$55
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$55	$—	$—	$55
1	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
GBP	—British Pound
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$23.94	$25.38	$28.77	$29.88	$25.26	$23.24
Income From Investment Operations:
Net investment income (loss)	(0.11)[1]	(0.17)[1]	(0.22)[1]	(0.32)[1]	(0.26)[1]	(0.26)[1]
Net realized and unrealized gain on investments and foreign currency transactions	4.52	0.76	2.09	4.16	6.50	3.94
TOTAL FROM INVESTMENT OPERATIONS	4.41	0.59	1.87	3.84	6.24	3.68
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.19)	(2.03)	(5.26)	(4.95)	(1.62)	(1.66)
Net Asset Value, End of Period	$28.16	$23.94	$25.38	$28.77	$29.88	$25.26
Total Return[2]	18.52%	2.27%	7.12%	13.37%	26.65%	17.00%
Ratios to Average Net Assets:
Net expenses	1.96%[3]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]
Net investment income (loss)	(0.84)%[3]	(0.73)%	(0.83)%	(1.11)%	(0.97)%	(1.09)%
Expense waiver/reimbursement[5]	0.13%[3]	0.14%	0.12%	0.23%	0.32%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$341,682	$343,323	$600,840	$466,020	$463,557	$525,581
Portfolio turnover	22%	48%	88%	65%	66%	44%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95% and 1.95% for the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$21.10	$22.72	$26.41	$27.93	$23.84	$22.14
Income From Investment Operations:
Net investment income (loss)	(0.16)[1]	(0.26)[1]	(0.33)[1]	(0.45)[1]	(0.37)[1]	(0.37)[1]
Net realized and unrealized gain on investments and foreign currency transactions	3.98	0.67	1.90	3.88	6.08	3.73
TOTAL FROM INVESTMENT OPERATIONS	3.82	0.41	1.57	3.43	5.71	3.36
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.19)	(2.03)	(5.26)	(4.95)	(1.62)	(1.66)
Net Asset Value, End of Period	$24.73	$21.10	$22.72	$26.41	$27.93	$23.84
Total Return[2]	18.22%	1.70%	6.52%	12.75%	25.97%	16.36%
Ratios to Average Net Assets:
Net expenses	2.51%[3]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]
Net investment income (loss)	(1.39)%[3]	(1.28)%	(1.36)%	(1.68)%	(1.51)%	(1.64)%
Expense waiver/reimbursement[5]	0.15%[3]	0.16%	0.12%	0.25%	0.33%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,844	$14,987	$20,182	$25,108	$36,591	$42,298
Portfolio turnover	22%	48%	88%	65%	66%	44%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50%, 2.50% and 2.50% for the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$21.10	$22.72	$26.41	$27.93	$23.84	$22.14
Income From Investment Operations:
Net investment income (loss)	(0.16)[1]	(0.26)[1]	(0.33)[1]	(0.44)[1]	(0.38)[1]	(0.38)[1]
Net realized and unrealized gain on investments and foreign currency transactions	3.98	0.67	1.90	3.87	6.09	3.74
TOTAL FROM INVESTMENT OPERATIONS	3.82	0.41	1.57	3.43	5.71	3.36
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.19)	(2.03)	(5.26)	(4.95)	(1.62)	(1.66)
Net Asset Value, End of Period	$24.73	$21.10	$22.72	$26.41	$27.93	$23.84
Total Return[2]	18.22%	1.70%	6.52%	12.75%	25.97%	16.36%
Ratios to Average Net Assets:
Net expenses	2.51%[3]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]
Net investment income (loss)	(1.39)%[3]	(1.27)%	(1.36)%	(1.67)%	(1.54)%	(1.65)%
Expense waiver/reimbursement[5]	0.09%[3]	0.10%	0.08%	0.19%	0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$149,634	$144,340	$182,689	$182,173	$180,147	$160,295
Portfolio turnover	22%	48%	88%	65%	66%	44%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50%, 2.50% and 2.50% for the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.02	$25.44	$28.82	$29.91	$25.26	$23.24
Income From Investment Operations:
Net investment income (loss)	(0.10)[1]	(0.16)[1]	(0.21)[1]	(0.31)[1]	(0.25)[1]	(0.27)[1]
Net realized and unrealized gain on investments and foreign currency transactions	4.53	0.77	2.09	4.17	6.52	3.95
TOTAL FROM INVESTMENT OPERATIONS	4.43	0.61	1.88	3.86	6.27	3.68
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.19)	(2.03)	(5.26)	(4.95)	(1.62)	(1.66)
Net Asset Value, End of Period	$28.26	$24.02	$25.44	$28.82	$29.91	$25.26
Total Return[2]	18.54%	2.35%	7.15%	13.43%	26.77%	17.00%
Ratios to Average Net Assets:
Net expenses	1.92%[3]	1.91%[4]	1.90%[4]	1.90%[4]	1.90%[4]	1.95%[4]
Net investment income (loss)	(0.80)%[3]	(0.68)%	(0.76)%	(1.07)%	(0.93)%	(1.10)%
Expense waiver/reimbursement[5]	0.31%[3]	0.31%	0.31%	0.38%	0.44%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,960	$37,850	$39,846	$35,789	$34,058	$31,485
Portfolio turnover	22%	48%	88%	65%	66%	44%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.91%, 1.90%, 1.90%, 1.90% and 1.90% for the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Period Ended 10/31/2016[1]
Net Asset Value, Beginning of Period	$24.03	$24.05
Income From Investment Operations:
Net investment income (loss)	(0.05)[2]	(0.05)[2]
Net realized and unrealized gain on investments and foreign currency transactions	4.54	0.03
TOTAL FROM INVESTMENT OPERATIONS	4.49	(0.02)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.19)	—
Net Asset Value, End of Period	$28.33	$24.03
Total Return[3]	18.79%	(0.08)%
Ratios to Average Net Assets:
Net expenses	1.50%[4]	1.50%[4]
Net investment income (loss)	(0.38)%[4]	(0.26)%[4]
Expense waiver/reimbursement[5]	0.08%[4]	0.10%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$147,847	$81,269
Portfolio turnover	22%	48%[6]
1	Reflects operations for the period from December 30, 2015 (start of performance) to October 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
April 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $55,980,547 of securities loaned, $98,096,369 of investment in affiliated holdings and $41,903,508 of investment in affiliated companies (Note 5) (identified cost $542,562,333)		$759,376,143
Cash denominated in foreign currencies (identified cost $726,961)		726,555
Income receivable		145,688
Receivable for investments sold		12,672,548
Receivable for shares sold		1,049,224
Unrealized appreciation on foreign exchange contracts		55
TOTAL ASSETS		773,970,213
Liabilities:
Payable for investments purchased	$16,965,934
Payable for shares redeemed	1,041,173
Payable for collateral due to broker for securities lending	58,262,921
Payable to adviser (Note 5)	73,701
Payable for administrative fees (Note 5)	4,498
Payable for distribution services fee (Note 5)	163,912
Payable for other service fees (Notes 2 and 5)	191,856
Accrued expenses (Note 5)	298,723
TOTAL LIABILITIES		77,002,718
Net assets for 25,535,938 shares outstanding		$696,967,495
Net Assets Consist of:
Paid-in capital		$451,604,115
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		216,813,212
Accumulated net realized gain on investments and foreign currency transactions		37,743,089
Accumulated net investment income (loss)		(9,192,921)
TOTAL NET ASSETS		$696,967,495
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($341,682,262 ÷ 12,134,701 shares outstanding), no par value, unlimited shares authorized	$28.16
Offering price per share (100/94.50 of $28.16)	$29.80
Redemption proceeds per share	$28.16
Class B Shares:
Net asset value per share ($16,844,133 ÷ 681,212 shares outstanding), no par value, unlimited shares authorized	$24.73
Offering price per share	$24.73
Redemption proceeds per share (94.50/100 of $24.73)	$23.37
Class C Shares:
Net asset value per share ($149,634,119 ÷ 6,051,091 shares outstanding), no par value, unlimited shares authorized	$24.73
Offering price per share	$24.73
Redemption proceeds per share (99.00/100 of $24.73)	$24.48
Class R Shares:
Net asset value per share ($40,960,177 ÷ 1,449,645 shares outstanding), no par value, unlimited shares authorized	$28.26
Offering price per share	$28.26
Redemption proceeds per share	$28.26
Institutional Shares:
Net asset value per share ($147,846,804 ÷ 5,219,289 shares outstanding), no par value, unlimited shares authorized	$28.33
Offering price per share	$28.33
Redemption proceeds per share	$28.33
See Notes which are an integral part of the Financial Statements
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15

Statement of Operations
Six Months Ended April 30, 2017 (unaudited)
Investment Income:
Dividends (including $235,984 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $39,835)			$2,821,398
Interest (including income on securities loaned of $782,171)			795,048
TOTAL INCOME			3,616,446
Expenses:
Investment adviser fee (Note 5)		$4,220,926
Administrative fee (Note 5)		254,680
Custodian fees		37,124
Transfer agent fee (Note 2)		465,969
Directors'/Trustees' fees (Note 5)		2,977
Auditing fees		22,167
Legal fees		8,500
Portfolio accounting fees		76,089
Distribution services fee (Note 5)		1,136,415
Other service fees (Notes 2 and 5)		631,151
Share registration costs		46,777
Printing and postage		35,853
Miscellaneous (Note 5)		20,272
TOTAL EXPENSES		6,958,900
Waiver and Reimbursements:
Reimbursement of investment adviser fee (Note 5)	$(31,919)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(372,832)
TOTAL WAIVER AND REIMBURSEMENTS		(404,751)
Net expenses			6,554,149
Net investment income (loss)			(2,937,703)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $86,960,368 on sales of investments in affiliated companies (Note 5))			40,683,108
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			72,935,091
Net realized and unrealized gain on investments and foreign currency transactions			113,618,199
Change in net assets resulting from operations			$110,680,496
See Notes which are an integral part of the Financial Statements
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16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2017	Year Ended 10/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,937,703)	$(5,753,978)
Net realized gain on investments and foreign currency transactions	40,683,108	5,999,967
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	72,935,091	(2,042,611)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	110,680,496	(1,796,622)
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(2,659,203)	(46,841,205)
Class B Shares	(134,561)	(1,814,674)
Class C Shares	(1,251,422)	(16,172,258)
Class R Shares	(290,614)	(3,195,420)
Institutional Shares	(658,919)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,994,719)	(68,023,557)
Share Transactions:
Proceeds from sale of shares	126,178,245	203,348,228
Net asset value of shares issued to shareholders in payment of distributions declared	4,692,617	63,446,435
Cost of shares redeemed	(161,357,898)	(418,762,640)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,487,036)	(151,967,977)
Change in net assets	75,198,741	(221,788,156)
Net Assets:
Beginning of period	621,768,754	843,556,910
End of period (including accumulated net investment income (loss) of $(9,192,921) and $(6,255,218), respectively)	$696,967,495	$621,768,754
See Notes which are an integral part of the Financial Statements
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17

Notes to Financial Statements
April 30, 2017 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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18

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and
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Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $404,751 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$231,714	$(121,182)
Class B Shares	15,587	(10,753)
Class C Shares	104,817	(60,661)
Class R Shares	53,419	—
Institutional Shares	60,432	(34,421)
TOTAL	$465,969	$(227,017)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,802 of other service fees for the six months ended April 30, 2017. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$430,474
Class B Shares	19,779
Class C Shares	180,898
TOTAL	$631,151
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $34. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$55
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(4,722)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(68)
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of April 30, 2017, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$55,980,547	$58,262,921
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
SteadyMed Ltd.	7/29/2016	$467,622	$1,075,680
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,334,154	$34,635,955	3,546,734	$80,986,986
Shares issued to shareholders in payment of distributions declared	101,389	2,541,835	1,843,870	44,437,276
Shares redeemed	(3,642,587)	(95,374,366)	(14,725,926)	(322,197,132)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,207,044)	$(58,196,576)	(9,335,322)	$(196,772,870)
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	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	107,076	$2,450,824	154,037	$3,200,283
Shares issued to shareholders in payment of distributions declared	5,914	130,467	81,585	1,741,849
Shares redeemed	(142,008)	(3,223,957)	(413,807)	(8,331,118)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(29,018)	$(642,666)	(178,185)	$(3,388,986)

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	486,602	$11,199,640	712,269	$14,526,790
Shares issued to shareholders in payment of distributions declared	50,686	1,118,120	661,890	14,131,345
Shares redeemed	(1,326,171)	(30,133,732)	(2,575,408)	(52,512,422)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(788,883)	$(17,815,972)	(1,201,249)	$(23,854,287)

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	205,979	$5,357,537	448,241	$10,078,698
Shares issued to shareholders in payment of distributions declared	11,195	281,554	129,746	3,135,965
Shares redeemed	(343,558)	(9,020,605)	(568,018)	(12,847,818)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(126,384)	$(3,381,514)	9,969	$366,845

	Six Months Ended 4/30/2017		Period Ended 10/31/2016[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,716,347	$72,534,289	4,390,333	$94,555,471
Shares issued to shareholders in payment of distributions declared	24,658	620,641	—	—
Shares redeemed	(904,071)	(23,605,238)	(1,007,978)	(22,874,150)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,836,934	$49,549,692	3,382,355	$71,681,321
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,314,395)	$(30,487,036)	(7,322,432)	$(151,967,977)
1	Reflects operations for the period from December 30, 2015 (date of initial investment) to October 31, 2016.
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4. FEDERAL TAX INFORMATION
At April 30, 2017, the cost of investments for federal tax purposes was $542,562,333. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $216,813,810. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $239,322,437 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,508,627.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2016, for federal income tax purposes, a late year ordinary loss of $4,707,206 was deferred to November 1, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, the Adviser voluntarily reimbursed $227,017 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2017, the Sub-Adviser earned a fee of $3,461,159.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$435,401	$(86,425)
Class B Shares	59,337	—
Class C Shares	542,693	—
Class R Shares	98,984	(59,390)
TOTAL	$1,136,415	$(145,815)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2017, FSC retained $362,366 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2017, FSC retained $24,287 in sales charges from the sale of Class A Shares. FSC also retained $20,729 and $2,120 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2017, FSSC received $45,339 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related
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expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50%, 1.95% and 1.49% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
arGEN-x	197,014	112,800	(56,400)	253,414	$4,585,188	$—
ContraFect Corp.	222,500	—	—	222,500	$389,375	$—
ContraFect Corp., Warrants	222,500	—	—	222,500	$203,231	$—
Corcept Therapeutics, Inc.	1,130,000	65,566	(106,253)	1,089,313	$10,392,046	$—
Dyax Corp.- CVR	125,000	—	—	125,000	$138,750	$—
Dynavax Technologies Corp.	1,000,000	—	—	1,000,000	$5,550,000	$—
*Egalet Corp.	332,000	—	(125,000)	207,000	$790,740	$—
Hamilton Lane, Inc.	—	270,916	—	270,916	$5,071,548	$—
*Intersect ENT, Inc.	361,903	—	(101,428)	260,475	$4,949,025	$—
Minerva Neurosciences, Inc.	916,620	19,398	—	936,018	$7,113,737	$—
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Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
Otonomy, Inc.	514,529	—	(259,529)	255,000	$3,404,250	$—
Progenics Pharmaceuticals, Inc.	1,020,000	3,130	(310,000)	713,130	$5,647,990	$—
SCYNEXIS, Inc.	707,000	—	—	707,000	$1,965,460	$—
SCYNEXIS, Inc. Warrants	109,440	—	—	109,440	$165,025	$—
*Spark Therapeutics, Inc.	188,000	33,785	(72,865)	148,920	$8,632,893	$—
SteadyMed Ltd.	755,317	—	—	755,317	$5,438,282	$—
SteadyMed Ltd.	149,400	—	—	149,400	$1,075,680	$—
SteadyMed Ltd., Warrants	149,400	—	—	149,400	$823,732	$—
Zogenix Inc.	185,000	—	(31,900)	153,100	$1,684,100	$—
Zogenix Inc., Warrants	1,896,750	—	—	1,896,750	$443,839	$—
TOTAL OF AFFILIATED COMPANIES	10,182,373	505,595	(1,063,375)	9,624,593	$68,464,891	$—
*	At April 30, 2017, the Fund no longer has ownership of at least 5% of the voting shares.
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Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2017, the Adviser reimbursed $31,919. Transactions involving the affiliated holdings during the six months ended April 30, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	72,359,842	155,725,936	(169,822,857)	58,262,921	$58,262,921	$139,152
Federated Institutional Prime Value Obligations Fund, Institutional Shares	19,064,290	107,706,158	(86,948,947)	39,821,501	$39,833,448	$96,832
TOTAL OF AFFILIATED TRANSACTIONS	91,424,132	263,432,094	(256,771,804)	98,084,422	$98,096,369	$235,984
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2017, were as follows:
Purchases	$137,100,614
Sales	$191,696,085
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2017, the Fund had no outstanding loans. During the six months ended April 30, 2017, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2017, there were no outstanding loans. During the six months ended April 30, 2017, the program was not utilized.
10. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,185.20	$10.62
Class B Shares	$1,000	$1,182.20	$13.58
Class C Shares	$1,000	$1,182.20	$13.58
Class R Shares	$1,000	$1,185.40	$10.40
Institutional Shares	$1,000	$1,187.90	$8.14
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.10	$9.79
Class B Shares	$1,000	$1,012.40	$12.52
Class C Shares	$1,000	$1,012.40	$12.52
Class R Shares	$1,000	$1,015.30	$9.59
Institutional Shares	$1,000	$1,017.40	$7.50
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.96%
Class B Shares	2.51%
Class C Shares	2.51%
Class R Shares	1.92%
Institutional Shares	1.50%
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Evaluation and Approval of Advisory Contract–May 2016
Federated kaufmann small CAP fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally track the factors listed above. Consistent with these judicial decisions
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and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a
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comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expensive ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio
Semi-Annual Shareholder Report
36

managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund. The Senior Officer noted that the same group that manages the Federated Kaufmann Small Cap Fund did manage a similarly managed sub-advised fund for a lesser fee. However, the Senior Officer noted that the relationship with this similarly managed sub-advised fund was terminated during the fourth quarter of 2014.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of
Semi-Annual Shareholder Report
37

the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations
The Board noted that in May 2014, the Senior Officer proposed, and the Board subsequently approved, a reduction in the contractual advisory fee to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers which was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the May 2015 Meetings, Federated proposed and the Board approved reductions to the subadvisory fees under the subadvisory contract for the Fund, effective as of the date of the previous contractual advisory fee reduction.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report
38

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
Semi-Annual Shareholder Report
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
.
Semi-Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
42

Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172628
CUSIP 314172610
CUSIP 314172537
CUSIP 31421N402
28534 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2017
Share Class	Ticker
A	FGSAX
B	FGSBX
C	FGSCX
Institutional	FGSIX
R6	FGSKX

Federated MDT Mid Cap Growth Fund
(formerly, Federated MDT Mid Cap Growth Strategies Fund)
Fund Established 1984

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2016 through April 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2017, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Financial Services	9.4%
Software Packaged/Custom	6.1%
Services to Medical Professionals	4.4%
Specialty Retailing	4.4%
Medical Technology	4.1%
Semiconductor Manufacturing Equipment	5.4%
Multi-Industry Capital Goods	3.9%
Semiconductor Manufacturing	2.8%
Medical Supplies	2.7%
Diversified Leisure	2.6%
Property Liability Insurance	2.6%
Clothing Stores	2.5%
Mortgage and Title	2.5%
Home Building	2.4%
Soft Drinks	2.4%
Hotels and Motels	2.3%
Miscellaneous Food Products	2.2%
Defense Aerospace	2.0%
Photo-Optical Component-Equipment	2.0%
Home Products	1.9%
Internet Services	1.9%
Regional Banks	1.9%
Broadcasting	1.7%
Auto Original Equipment Manufacturers	1.6%
Department Stores	1.6%
Rubber	1.6%
Biotechnology	1.5%
Construction Machinery	1.5%
Plastic Containers	1.5%
Undesignated Consumer Staples	1.3%
Airline National	1.0%
Other[2]	12.5%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100.0%
Semi-Annual Shareholder Report
1

1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other”.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
April 30, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Advertising—0.6%
40,455		Nielsen Holdings PLC	$1,663,914
		Airline - National—1.0%
92,593	[1]	Jet Blue Airways Corp.	2,021,305
14,057	[1]	United Continental Holdings, Inc.	986,942
		TOTAL	3,008,247
		Airline - Regional—0.4%
12,899		Alaska Air Group, Inc.	1,097,576
		Auto Original Equipment Manufacturers—1.6%
33,041		Lear Corp.	4,713,629
		Biotechnology—1.5%
5,080	[1]	Agios Pharmaceuticals, Inc.	252,527
13,919	[1]	Charles River Laboratories International, Inc.	1,248,534
16,635	[1]	Incyte Genomics, Inc.	2,067,398
18,780	[1]	Neurocrine Biosciences, Inc.	1,002,852
		TOTAL	4,571,311
		Broadcasting—1.7%
178,108	[1]	Discovery Communications, Inc.	5,125,948
		Cable TV—0.5%
27,082	[1]	AMC Networks, Inc.	1,616,254
		Clothing Stores—2.5%
59,663		Foot Locker, Inc.	4,614,336
124,209	[1]	Urban Outfitters, Inc.	2,841,902
		TOTAL	7,456,238
		Commodity Chemicals—0.2%
11,414		RPM International, Inc.	599,920
		Computer Networking—0.2%
4,408	[1]	Arista Networks, Inc.	615,533
		Computer Services—0.9%
67,153	[1]	NCR Corp.	2,770,061
		Construction Machinery—1.5%
42,143	[1]	United Rentals, Inc.	4,621,401
		Cosmetics & Toiletries—0.7%
7,834	[1]	Ulta Beauty, Inc.	2,204,801
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Defense Aerospace—2.0%
2,311		Huntington Ingalls Industries, Inc.	$464,257
94,549		Spirit Aerosystems Holdings, Inc., Class A	5,404,421
		TOTAL	5,868,678
		Department Stores—1.6%
37,670	[1]	Burlington Stores, Inc.	3,726,316
26,550		Kohl's Corp.	1,036,247
		TOTAL	4,762,563
		Discount Department Stores—0.4%
14,674	[1]	Dollar Tree, Inc.	1,214,567
		Diversified Leisure—2.6%
317,686	[1]	MSG Networks, Inc.	7,926,266
		Financial Services—9.4%
112,300		Ally Financial, Inc.	2,223,540
58,126		Ameriprise Financial, Inc.	7,431,409
8,347		Dun & Bradstreet Corp.	914,915
12,134		Equifax, Inc.	1,641,851
3,847		Morningstar, Inc.	281,331
41,394	[1]	TransUnion	1,657,002
118,939	[1]	Vantiv, Inc.	7,378,976
337,408		Western Union Co.	6,700,923
		TOTAL	28,229,947
		Grocery Chain—0.3%
121,815		GNC Holdings, Inc.	947,721
		Home Building—2.4%
96,064		D. R. Horton, Inc.	3,159,545
51,858		Lennar Corp., Class A	2,618,829
42,921		Toll Brothers, Inc.	1,544,727
		TOTAL	7,323,101
		Home Health Care—0.2%
29,000	[1]	Weight Watchers International, Inc.	605,520
		Home Products—1.9%
6,952		Spectrum Brands Holdings, Inc.	999,211
66,170		Tupperware Brands Corp.	4,751,668
		TOTAL	5,750,879
		Hospitals—0.8%
29,190	[1]	HCA, Inc.	2,458,090
		Hotels and Motels—2.3%
72,668		Wyndham Worldwide Corp.	6,925,987
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Internet Services—1.9%
2,347		Expedia, Inc.	$313,841
74,640	[1]	GoDaddy, Inc.	2,904,989
73,760	[1]	Yelp, Inc.	2,611,841
		TOTAL	5,830,671
		Jewelry Stores—0.4%
16,392		Signet Jewelers Ltd.	1,079,249
		Medical Supplies—2.7%
10,807	[1]	Align Technology, Inc.	1,454,838
996		Bard (C.R.), Inc.	306,250
83,334		Hill-Rom Holdings, Inc.	6,303,384
		TOTAL	8,064,472
		Medical Technology—4.1%
4,087	[1]	Edwards Lifesciences Corp.	448,221
25,218	[1]	IDEXX Laboratories, Inc.	4,229,815
63,553		Zimmer Biomet Holdings, Inc.	7,604,117
		TOTAL	12,282,153
		Metal Containers—0.4%
21,013	[1]	Crown Holdings, Inc.	1,178,619
		Miscellaneous Communications—0.5%
34,437	[1]	CommScope Holdings Co., Inc.	1,447,732
		Miscellaneous Food Products—2.2%
52,676		Ingredion, Inc.	6,522,342
		Miscellaneous Machinery—0.4%
6,333		Grainger (W.W.), Inc.	1,220,369
		Mortgage and Title—2.5%
174,884	[1]	CoreLogic, Inc.	7,474,542
		Multi-Industry Capital Goods—3.9%
102,646	[1]	HD Supply, Inc.	4,136,634
34,577		Roper Technologies, Inc.	7,561,990
		TOTAL	11,698,624
		Mutual Fund Adviser—0.4%
58,564		Waddell & Reed Financial, Inc., Class A	1,053,566
		Office Equipment—0.8%
170,451		Pitney Bowes, Inc.	2,265,294
		Office Supplies—0.2%
8,860		Avery Dennison Corp.	737,241
		Outpatient Clinics—0.5%
21,981	[1]	DaVita HealthCare Partners, Inc.	1,516,909
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Personnel Agency—0.4%
29,947	[1]	ServiceMaster Global Holdings, Inc.	$1,140,981
		Photo-Optical Component-Equipment—2.0%
69,723		Cognex Corp.	5,950,161
		Plastic Containers—1.5%
90,109	[1]	Berry Global Group, Inc.	4,505,450
		Poultry Products—0.6%
29,374		Tyson Foods, Inc., Class A	1,887,573
		Printing—0.6%
146,527		R.R. Donnelley & Sons Co.	1,841,844
		Property Liability Insurance—2.6%
189,392		XL Group Ltd.	7,926,055
		Recreational Vehicles—0.8%
30,698		Harley-Davidson, Inc.	1,743,953
7,000		Thor Industries, Inc.	673,260
		TOTAL	2,417,213
		Regional Banks—1.9%
156,358		Citizens Financial Group, Inc.	5,739,902
		Rubber—1.6%
129,733		Goodyear Tire & Rubber Co.	4,700,227
		Semiconductor Manufacturing—2.8%
78,291		KLA-Tencor Corp.	7,689,742
7,997		Microchip Technology, Inc.	604,413
		TOTAL	8,294,155
		Semiconductor Manufacturing Equipment—5.4%
193,224		Applied Materials, Inc.	7,846,826
56,802		Lam Research Corp.	8,227,770
		TOTAL	16,074,596
		Services to Medical Professionals—4.4%
25,892	[1]	Henry Schein, Inc.	4,500,030
55,646	[1]	Laboratory Corp. of America Holdings	7,798,787
5,669	[1]	Wellcare Health Plans, Inc.	869,681
		TOTAL	13,168,498
		Soft Drinks—2.4%
79,561		Dr. Pepper Snapple Group, Inc.	7,291,766
		Software Packaged/Custom—6.1%
22,196	[1]	Citrix Systems, Inc.	1,796,544
6,748	[1]	Electronic Arts, Inc.	639,845
29,011	[1]	F5 Networks, Inc.	3,746,191
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
89,346	[1]	Fortinet, Inc.	$3,484,494
5,020		LogMeIn, Inc.	567,260
12,317	[1]	Splunk, Inc.	792,106
80,820	[1]	Veeva Systems, Inc.	4,333,569
35,528	[1]	Workday, Inc.	3,105,147
		TOTAL	18,465,156
		Specialty Chemicals—0.3%
32,713		Huntsman Corp.	810,301
		Specialty Retailing—4.4%
10,253	[1]	AutoZone, Inc.	7,097,024
48,567		Bed Bath & Beyond, Inc.	1,881,971
29,603	[1]	Michaels Cos., Inc.	691,526
14,817	[1]	O'Reilly Automotive, Inc.	3,676,839
		TOTAL	13,347,360
		Telecommunication Equipment & Services—0.9%
29,777		Motorola, Inc.	2,559,929
		Tools and Hardware—0.1%
1,731		Snap-On, Inc.	289,994
		Undesignated Consumer Staples—1.3%
162,441		Block (H&R), Inc.	4,026,912
		TOTAL COMMON STOCKS (IDENTIFIED COST $260,349,312)	294,888,008
		INVESTMENT COMPANY—1.9%
5,763,352	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[3] (IDENTIFIED COST $5,764,088)	5,765,081
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $266,113,400)[4]	300,653,089
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(312,309)
		TOTAL NET ASSETS—100%	$300,340,780
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$33.37	$42.50	$48.23	$47.18	$34.77	$34.05
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	0.05[1]	(0.03)[1]	0.08[1]	0.09[1]	(0.11)[1]
Net realized and unrealized gain (loss) on investments	6.65	(0.77)	1.01	6.88	12.32	0.77
TOTAL FROM INVESTMENT OPERATIONS	6.64	(0.72)	0.98	6.96	12.41	0.66
Less Distributions:
Distributions from net investment income	(0.02)	—	(0.07)	—	—	—
Distributions from net realized gain on investments	(0.30)	(8.41)	(6.64)	(5.91)	—	—
TOTAL DISTRIBUTIONS	(0.32)	(8.41)	(6.71)	(5.91)	—	—
Regulatory Settlement Proceeds	—	—	—	—	—	0.06[2]
Net Asset Value, End of Period	$39.69	$33.37	$42.50	$48.23	$47.18	$34.77
Total Return[3]	19.98%	(2.07)%	1.96%	16.50%	35.69%	2.11%[2]
Ratios to Average Net Assets:
Net expenses	1.22%[4]	1.22%	1.22%	1.22%	1.22%[5]	1.22%
Net investment income (loss)	(0.07)%[4]	0.16%	(0.08)%	0.17%	0.23%	(0.32)%
Expense waiver/reimbursement[6]	0.10%[4]	0.11%	0.07%	0.06%	0.11%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,215	$206,210	$246,414	$269,537	$257,734	$226,079
Portfolio turnover	61%	115%	122%	41%	124%	135%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.21% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 1.22% for the year ended October 31, 2013, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.60	$33.74	$39.84	$40.23	$29.87	$29.48
Income From Investment Operations:
Net investment income (loss)	(0.11)[1]	(0.15)[1]	(0.29)[1]	(0.22)[1]	(0.17)[1]	(0.32)[1]
Net realized and unrealized gain (loss) on investments	4.89	(0.58)	0.83	5.74	10.53	0.66
TOTAL FROM INVESTMENT OPERATIONS	4.78	(0.73)	0.54	5.52	10.36	0.34
Less Distributions:
Distributions from net realized gain on investments	(0.30)	(8.41)	(6.64)	(5.91)	—	—
Regulatory Settlement Proceeds	—	—	—	—	—	0.05[2]
Net Asset Value, End of Period	$29.08	$24.60	$33.74	$39.84	$40.23	$29.87
Total Return[3]	19.55%	(2.81)%	1.17%	15.66%	34.68%	1.32%[2]
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.97%	1.97%	1.97%	1.97%[5]	1.97%
Net investment income (loss)	(0.82)%[4]	(0.59)%	(0.83)%	(0.58)%	(0.50)%	(1.06)%
Expense waiver/reimbursement[6]	0.17%[4]	0.19%	0.14%	0.14%	0.23%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,237	$2,276	$3,322	$4,054	$4,331	$4,239
Portfolio turnover	61%	115%	122%	41%	124%	135%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 1.97% for the year ended October 31, 2013, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$25.12	$34.27	$40.36	$40.68	$30.21	$29.81
Income From Investment Operations:
Net investment income (loss)	(0.11)[1]	(0.15)[1]	(0.30)[1]	(0.22)[1]	(0.19)[1]	(0.33)[1]
Net realized and unrealized gain (loss) on investments	4.98	(0.59)	0.85	5.81	10.66	0.68
TOTAL FROM INVESTMENT OPERATIONS	4.87	(0.74)	0.55	5.59	10.47	0.35
Less Distributions:
Distributions from net realized gain on investments	(0.30)	(8.41)	(6.64)	(5.91)	—	—
Regulatory Settlement Proceeds	—	—	—	—	—	0.05[2]
Net Asset Value, End of Period	$29.69	$25.12	$34.27	$40.36	$40.68	$30.21
Total Return[3]	19.51%	(2.78)%	1.18%	15.66%	34.66%	1.34%[2]
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.97%	1.97%	1.97%	1.97%[5]	1.97%
Net investment income (loss)	(0.83)%[4]	(0.60)%	(0.83)%	(0.58)%	(0.53)%	(1.07)%
Expense waiver/reimbursement[6]	0.12%[4]	0.13%	0.09%	0.10%	0.14%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,751	$9,188	$11,509	$12,666	$12,032	$9,843
Portfolio turnover	61%	115%	122%	41%	124%	135%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.20% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 1.97% for the year ended October 31, 2013, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$34.09	$43.14	$48.88	$47.63	$35.01	$34.20
Income From Investment Operations:
Net investment income (loss)	0.04[1]	0.14[1]	0.08[1]	0.20[1]	0.20[1]	(0.03)[1]
Net realized and unrealized gain (loss) on investments	6.77	(0.78)	1.01	6.96	12.42	0.78
TOTAL FROM INVESTMENT OPERATIONS	6.81	(0.64)	1.09	7.16	12.62	0.75
Less Distributions:
Distributions from net investment income	(0.10)	—	(0.19)	—	—	—
Distributions from net realized gain on investments	(0.30)	(8.41)	(6.64)	(5.91)	—	—
TOTAL DISTRIBUTIONS	(0.40)	(8.41)	(6.83)	(5.91)	—	—
Regulatory Settlement Proceeds	—	—	—	—	—	0.06[2]
Net Asset Value, End of Period	$40.50	$34.09	$43.14	$48.88	$47.63	$35.01
Total Return[3]	20.11%	(1.81)%	2.19%	16.80%	36.05%	2.37%[2]
Ratios to Average Net Assets:
Net expenses	0.97%[4]	0.97%	0.97%	0.97%	0.97%[5]	0.97%
Net investment income (loss)	0.24%[4]	0.41%	0.19%	0.43%	0.48%	(0.09)%
Expense waiver/reimbursement[6]	0.08%[4]	0.07%	0.05%	0.07%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,703	$40,057	$49,554	$75,756	$93,618	$82,490
Portfolio turnover	61%	115%	122%	41%	124%	135%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 0.97% for the year ended October 31, 2013, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$31.53	$40.74	$46.63	$46.02	$34.07	$33.53
Income From Investment Operations:
Net investment income (loss)	0.02[1]	(0.07)[1]	(0.23)[1]	(0.17)[1]	(0.12)[1]	(0.29)[1]
Net realized and unrealized gain on investments	6.29	(0.73)	0.98	6.69	12.07	0.77
TOTAL FROM INVESTMENT OPERATIONS	6.31	(0.80)	0.75	6.52	11.95	0.48
Less Distributions:
Distributions from net realized gain on investments	(0.30)	(8.41)	(6.64)	(5.91)	—	—
Regulatory Settlement Proceeds	—	—	—	—	—	0.06[2]
Net Asset Value, End of Period	$37.54	$31.53	$40.74	$46.63	$46.02	$34.07
Total Return[3]	20.11%	(2.42)%	1.49%	15.89%	35.07%	1.61%[2]
Ratios to Average Net Assets:
Net expenses	0.96%[4]	1.61%	1.69%	1.72%	1.67%[5]	1.72%
Net investment income (loss)	0.08%[4]	(0.22)%	(0.55)%	(0.37)%	(0.30)%	(0.83)%
Expense waiver/reimbursement[6]	0.03%[4]	0.05%	0.01%	0.08%	0.03%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,434	$1,529	$1,831	$2,150	$4,532	$2,156
Portfolio turnover	61%	115%	122%	41%	124%	135%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.15% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 1.67% for the year ended October 31, 2013, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
April 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $5,765,081 of investment in an affiliated holding (Note 5) (identified cost $266,113,400)		$300,653,089
Cash		22,181
Income receivable		65,030
Receivable for investments sold		8,408,278
Receivable for shares sold		87,381
Other assets		10,170
TOTAL ASSETS		309,246,129
Liabilities:
Payable for investments purchased	$8,323,062
Payable for shares redeemed	334,772
Payable to adviser (Note 5)	17,792
Payable for administrative fees (Note 5)	1,953
Payable for distribution services fee (Note 5)	7,936
Payable for other service fees (Notes 2 and 5)	108,554
Accrued expenses (Note 5)	111,280
TOTAL LIABILITIES		8,905,349
Net assets for 7,721,736 shares outstanding		$300,340,780
Net Assets Consist of:
Paid-in capital		$247,383,244
Net unrealized appreciation of investments		34,539,689
Accumulated net realized gain on investments		18,506,105
Distributions in excess of net investment income		(88,258)
TOTAL NET ASSETS		$300,340,780
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($231,214,871 ÷ 5,825,705 shares outstanding), no par value, unlimited shares authorized	$39.69
Offering price per share (100/94.50 of $39.69)	$42.00
Redemption proceeds per share	$39.69
Class B Shares:
Net asset value per share ($2,236,937 ÷ 76,922 shares outstanding), no par value, unlimited shares authorized	$29.08
Offering price per share	$29.08
Redemption proceeds per share (94.50/100 of $29.08)	$27.48
Class C Shares:
Net asset value per share ($10,751,445 ÷ 362,083 shares outstanding), no par value, unlimited shares authorized	$29.69
Offering price per share	$29.69
Redemption proceeds per share (99.00/100 of $29.69)	$29.39
Institutional Shares:
Net asset value per share ($19,703,166 ÷ 486,529 shares outstanding), no par value, unlimited shares authorized	$40.50
Offering price per share	$40.50
Redemption proceeds per share	$40.50
Class R6 Shares:
Net asset value per share ($36,434,361 ÷ 970,497 shares oustanding), no par value, unlimited shares authorized	$37.54
Offering price per share	$37.54
Redemption proceeds per share	$37.54
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended April 30, 2017 (unaudited)
Investment Income:
Dividends (including $20,353 received from an affiliated holding (Note 5))			$1,642,020
Expenses:
Investment adviser fee (Note 5)		$1,070,740
Administrative fee (Note 5)		111,983
Custodian fees		11,025
Transfer agent fee (Note 2)		189,868
Directors'/Trustees' fees (Note 5)		1,426
Auditing fees		12,968
Legal fees		4,125
Portfolio accounting fees		52,008
Distribution services fee (Note 5)		46,454
Other service fees (Notes 2 and 5)		288,432
Share registration costs		40,184
Printing and postage		19,721
Miscellaneous (Note 5)		14,729
TOTAL EXPENSES		1,863,663
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(55,668)
Reimbursement of other operating expenses (Notes 2 and 5)	(78,468)
TOTAL WAIVER AND REIMBURSEMENTS		(134,136)
Net expenses			1,729,527
Net investment income (loss)			(87,507)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			20,513,017
Net change in unrealized appreciation of investments			30,845,127
Net realized and unrealized gain on investments			51,358,144
Change in net assets resulting from operations			$51,270,637
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2017	Year Ended 10/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(87,507)	$440,781
Net realized gain on investments	20,513,017	2,645,956
Net change in unrealized appreciation/depreciation of investments	30,845,127	(9,568,219)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	51,270,637	(6,481,482)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(93,736)	—
Institutional Shares	(134,441)	—
Distributions from net realized gain on investments
Class A Shares	(1,854,950)	(48,444,393)
Class B Shares	(25,753)	(776,412)
Class C Shares	(110,482)	(2,789,000)
Institutional Shares	(393,197)	(9,725,854)
Class R6 Shares	(14,856)	(385,426)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,627,415)	(62,121,085)
Share Transactions:
Proceeds from sale of shares	51,646,200	28,881,701
Net asset value of shares issued to shareholders in payment of distributions declared	2,434,732	57,479,474
Cost of shares redeemed	(61,643,239)	(71,129,469)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,562,307)	15,231,706
Change in net assets	41,080,915	(53,370,861)
Net Assets:
Beginning of period	259,259,865	312,630,726
End of period (including undistributed (distributions in excess of) net investment income of $(88,258) and $227,426, respectively)	$300,340,780	$259,259,865
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
April 30, 2017 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Fund, (formerly, “Federated MDT Mid Cap Growth Strategies Fund”) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
The fund's name was changed from Federated MDT Mid Cap Growth Strategies Fund to Federated MDT Mid Cap Growth Fund on December 29, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
Semi-Annual Shareholder Report
18

in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
19

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
20

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $134,136 is disclosed in various locations in this Note 2 and Note 5.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$154,967	$(66,886)
Class B Shares	2,366	(1,510)
Class C Shares	7,738	(3,883)
Institutional Shares	18,279	(6,189)
Class R6 Shares	6,518	—
TOTAL	$189,868	$(78,468)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$272,947
Class B Shares	2,807
Class C Shares	12,678
TOTAL	$288,432
Semi-Annual Shareholder Report
21

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	162,533	$6,040,844	632,466	$20,338,835
Shares issued to shareholders in payment of distributions declared	48,871	1,786,181	1,306,600	44,424,389
Shares redeemed	(565,217)	(20,914,413)	(1,558,135)	(51,335,752)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(353,813)	$(13,087,388)	380,931	$13,427,472

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	74	$2,048	2,356	$59,473
Shares issued to shareholders in payment of distributions declared	884	23,745	28,378	716,252
Shares redeemed	(16,525)	(444,462)	(36,691)	(944,109)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(15,567)	$(418,669)	(5,957)	$(168,384)
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	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	51,255	$1,434,027	45,896	$1,167,467
Shares issued to shareholders in payment of distributions declared	3,753	102,954	101,406	2,612,212
Shares redeemed	(58,745)	(1,630,736)	(117,320)	(2,955,163)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,737)	$(93,755)	29,982	$824,516

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	294,243	$10,946,933	212,890	$7,066,174
Shares issued to shareholders in payment of distributions declared	13,637	508,263	270,174	9,361,520
Shares redeemed	(996,420)	(37,577,297)	(456,638)	(15,400,351)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(688,540)	$(26,122,101)	26,426	$1,027,343

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	951,005	$33,222,348	7,844	$249,752
Shares issued to shareholders in payment of distributions declared	393	13,589	11,327	365,101
Shares redeemed	(29,382)	(1,076,331)	(15,641)	(494,094)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	922,016	$32,159,606	3,530	$120,759
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(139,641)	$(7,562,307)	434,912	$15,231,706
4. FEDERAL TAX INFORMATION
At April 30, 2017, the cost of investments for federal tax purposes was $266,113,400. The net unrealized appreciation of investments for federal tax purposes was $34,539,689. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,182,193 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,642,504.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2017, the Adviser voluntarily waived $52,960 of its fee and voluntarily reimbursed $78,468 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$8,418
Class C Shares	38,036
TOTAL	$46,454
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2017, FSC retained $10,701 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2017, FSC retained $4,426 in sales charges from the sale of Class A Shares. FSC also retained $1,149 of CDSC relating to redemptions of Class B Shares and $205 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2017, FSSC received $22,299 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 0.97% and 0.96% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2017, the Adviser reimbursed $2,708. Transactions involving the affiliated holdings during the six months ended April 30, 2017, were as follows:
	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	4,582,723	20,848,817	(19,668,188)	5,763,352	$5,765,081	$20,353
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2017, were as follows:
Purchases	$170,403,159
Sales	$181,887,610
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2017, the Fund had no outstanding loans. During the six months ended April 30, 2017, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2017, there were no outstanding loans. During the six months ended April 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,199.80	$6.65
Class B Shares	$1,000	$1,195.50	$10.72
Class C Shares	$1,000	$1,195.10	$10.72
Institutional Shares	$1,000	$1,201.10	$5.29
Class R6 Shares	$1,000	$1,201.10	$5.24
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.11
Class B Shares	$1,000	$1,015.00	$9.84
Class C Shares	$1,000	$1,015.00	$9.84
Institutional Shares	$1,000	$1,020.00	$4.86
Class R6 Shares	$1,000	$1,020.00	$4.81
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.22%
Class B Shares	1.97%
Class C Shares	1.97%
Institutional Shares	0.97%
Class R6 Shares	0.96%
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Evaluation and Approval of Advisory Contract–May 2016
Federated MDT Mid cap growth strategies fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated MDTA LLC (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the periods covered by the Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index
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for the three-year period and underperformed its benchmark index for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for
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the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board
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consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
37

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
38

Federated MDT Mid Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172206
CUSIP 314172305
CUSIP 314172198
CUSIP 314172529
8010409 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2017
Share Class	Ticker
A	FMAAX
B	FMBBX
C	FMRCX
Institutional	FMIIX

Federated Absolute Return Fund
Fund Established 2000

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2016 through April 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Equity Securities	65.3%
Adjustment for Futures Contracts (notional value)[2]	56.2%
Collateral on Deposit for Securities Sold Short	4.2%
International Equity Securities	20.4%
U.S. Treasury Securities	6.1%
Exchange-Traded Funds	3.2%
Purchased Put Options	0.6%
Purchased Call Options	1.8%
Other Derivative Contracts[3]	(0.1)%
Securities Sold Short	(4.3)%
Futures Contracts—Short (notional value)[2]	(56.9)%
Cash Equivalents[4]	1.4%
Other Assets and Liabilities—Net[5]	2.1%
TOTAL	100.0%
At April 30, 2017, the Fund's sector composition6 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	30.1%
Financials	15.5%
Health Care	14.6%
Consumer Discretionary	14.6%
Industrials	8.6%
Energy	6.2%
Consumer Staples	3.3%
Telecommunication Services	3.0%
Materials	2.8%
Real Estate	0.7%
Utilities	0.6%
TOTAL	100.0%
Semi-Annual Shareholder Report
1

1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts less liabilities. See Statement of Assets and Liabilities.
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
April 30, 2017 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—85.7%
		Aerospace & Defense—1.5%
10,000		Boeing Co.	$1,848,300
3,000		General Dynamics Corp.	581,370
		TOTAL	2,429,670
		Airlines—2.1%
40,000		Delta Air Lines, Inc.	1,817,600
30,000		Southwest Airlines Co.	1,686,600
		TOTAL	3,504,200
		Automobiles—3.1%
13,000		Bayerische Motoren Werke AG	1,241,204
120,000		Ford Motor Co.	1,376,400
40,000		General Motors Co.	1,385,600
30,000		Subaru Corp.	1,135,908
		TOTAL	5,139,112
		Banks—5.6%
80,000		Bank of America Corp.	1,867,200
30,000		Citigroup, Inc.	1,773,600
34,000		JPMorgan Chase & Co.	2,958,000
70,000		Sumitomo Mitsui Financial Group, Inc.	2,594,205
		TOTAL	9,193,005
		Biotechnology—3.2%
20,000	[1]	Aimmune Therapeutics, Inc.	388,800
10,000	[1]	Alnylam Pharmaceuticals, Inc.	536,000
14,000	[1]	Axovant Sciences Ltd.	339,360
20,000	[1]	Celgene Corp.	2,481,000
10,000	[1]	Ionis Pharmaceuticals, Inc.	481,900
12,000	[1]	Spark Therapeutics, Inc.	695,640
20,000	[1]	Versartis, Inc.	368,000
		TOTAL	5,290,700
		Capital Markets—3.5%
80,000	[1]	Credit Suisse Group AG	1,216,205
100,000		Credit Suisse Group AG, ADR	1,526,000
5,000		Goldman Sachs Group, Inc.	1,119,000
6,000		S&P Global, Inc.	805,140
Semi-Annual Shareholder Report
3

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Capital Markets—continued
15,000		T. Rowe Price Group, Inc.	$1,063,350
		TOTAL	5,729,695
		Chemicals—0.5%
2,500		Sherwin-Williams Co.	836,700
		Communications Equipment—3.0%
40,000	[1]	Ciena Corp.	916,400
60,000		Cisco Systems, Inc.	2,044,200
300,000		Telefonaktiebolaget LM Ericsson, ADR	1,947,000
		TOTAL	4,907,600
		Construction & Engineering—1.9%
12,000		Argan, Inc.	802,200
30,000		Chicago Bridge & Iron Co., NV	902,400
1,000,000		China Railway Construction Corp., Class H	1,395,716
		TOTAL	3,100,316
		Diversified Financial Services—1.2%
12,000	[1]	Berkshire Hathaway, Inc., Class B	1,982,520
		Diversified Telecommunication Services—1.8%
50,000		AT&T, Inc.	1,981,500
20,000		Verizon Communications, Inc.	918,200
		TOTAL	2,899,700
		Electric Utilities—0.5%
24,000		Exelon Corp.	831,120
		Electronic Equipment Instruments & Components—0.6%
30,000	[1]	Orbotech Ltd.	987,900
		Energy Equipment & Services—0.5%
60,000	[1]	Rowan Companies PLC, Class A	844,200
		Food & Staples Retailing—2.8%
14,000		CVS Health Corp.	1,154,160
94,117		Koninklijke Ahold NV	1,949,725
20,000		Wal-Mart Stores, Inc.	1,503,600
		TOTAL	4,607,485
		Health Care Equipment & Supplies—1.3%
20,000		Danaher Corp.	1,666,600
14,000	[1]	iRhythm Technologies, Inc.	494,060
		TOTAL	2,160,660
Semi-Annual Shareholder Report
4

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care Providers & Services—1.3%
12,000		UnitedHealth Group, Inc.	$2,098,560
		Hotels, Restaurants & Leisure—0.9%
10,000		McDonald's Corp.	1,399,300
		Household Durables—2.8%
80,000		KB HOME	1,648,000
700	[1]	NVR, Inc.	1,477,875
60,000		Pulte Group, Inc.	1,360,200
		TOTAL	4,486,075
		Insurance—2.9%
30,000		Allstate Corp.	2,438,700
14,000		Prudential Financial, Inc.	1,498,420
6,000		Reinsurance Group of America	750,240
		TOTAL	4,687,360
		Internet & Direct Marketing Retail—1.3%
1,400	[1]	Amazon.com, Inc.	1,294,986
400	[1]	Priceline.com, Inc.	738,728
		TOTAL	2,033,714
		Internet Software & Services—6.8%
3,000	[1]	Alphabet, Inc., Class A	2,773,560
3,000	[1]	Alphabet, Inc., Class C	2,717,880
50,000	[1]	eBay, Inc.	1,670,500
20,000	[1]	Facebook, Inc., Class A	3,005,000
10,000	[1]	VeriSign, Inc.	889,200
		TOTAL	11,056,140
		IT Services—1.0%
12,000	[1]	Cognizant Technology Solutions Corp., Class A	722,760
20,000	[1]	PayPal, Inc.	954,400
		TOTAL	1,677,160
		Machinery—1.8%
1,400,000		CRRC Corp. Ltd.	1,364,560
8,000		Cummins, Inc.	1,207,520
10,000		Greenbrier Cos., Inc.	434,500
		TOTAL	3,006,580
		Media—0.7%
30,000		Comcast Corp., Class A	1,175,700
Semi-Annual Shareholder Report
5

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Metals & Mining—1.9%
21,575	[1]	Lithion Energy	$474
40,000	[1]	Detour Gold Corp.	505,476
20,000		Nucor Corp.	1,226,600
70,000		Wheaton Precious Metals Corp.	1,397,900
		TOTAL	3,130,450
		Oil Gas & Consumable Fuels—4.8%
30,000	[1]	Antero Resources Corp.	635,700
40,000		BP PLC, ADR	1,372,800
15,000		Chevron Corp.	1,600,500
14,000	[1]	Diamondback Energy, Inc.	1,397,760
30,000		Royal Dutch Shell PLC, Class A, ADR	1,565,700
20,000		Valero Energy Corp.	1,292,200
		TOTAL	7,864,660
		Pharmaceuticals—6.7%
50,000		GlaxoSmithKline PLC, ADR	2,045,000
12,000	[1]	Jazz Pharmaceuticals PLC	1,911,360
160,000	[1]	KemPharm, Inc.	736,000
40,000		Merck & Co., Inc.	2,493,200
60,000		Pfizer, Inc.	2,035,200
20,000	[1]	Revance Therapeutics, Inc.	435,000
5,000		Roche Holding AG	1,307,751
		TOTAL	10,963,511
		Real Estate Investment Trusts (REITs)—0.6%
10,000		Crown Castle International Corp.	946,000
		Semiconductors & Semiconductor Equipment—6.5%
30,000		Applied Materials, Inc.	1,218,300
26,000	[1]	Entegris, Inc.	644,800
60,000		Intel Corp.	2,169,000
10,000		KLA-Tencor Corp.	982,200
10,000		Lam Research Corp.	1,448,500
50,000		Marvell Technology Group Ltd.	751,000
20,000		Maxim Integrated Products, Inc.	883,000
30,000	[1]	Micron Technology, Inc.	830,100
20,000		Qualcomm, Inc.	1,074,800
10,000		Xilinx, Inc.	631,100
		TOTAL	10,632,800
Semi-Annual Shareholder Report
6

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Software—5.0%
20,000	[1]	Check Point Software Technologies Ltd.	$2,080,200
30,000		Microsoft Corp.	2,053,800
30,000		Open Text Corp.	1,040,400
14,000	[1]	Red Hat, Inc.	1,233,120
50,000	[1]	Rubicon Project, Inc.	285,500
16,000		Symantec Corp.	506,080
10,000	[1]	VMware, Inc., Class A	941,200
		TOTAL	8,140,300
		Specialty Retail—3.8%
10,000		Home Depot, Inc.	1,561,000
25,000		Ross Stores, Inc.	1,625,000
8,000		Tiffany & Co.	733,200
30,000		TJX Cos., Inc.	2,359,200
		TOTAL	6,278,400
		Technology Hardware Storage & Peripherals—3.0%
20,000		Apple, Inc.	2,873,000
1,000		Samsung Electronics Co. Ltd.	1,954,812
		TOTAL	4,827,812
		Wireless Telecommunication Services—0.8%
20,000	[1]	T-Mobile USA, Inc.	1,345,400
		TOTAL COMMON STOCKS (IDENTIFIED COST $116,536,334)	140,194,505
		U.S. TREASURY—6.1%
$10,000,000	[2,3]	United States Treasury Bills, 0.519%, 5/11/2017 (IDENTIFIED COST $9,998,583 )	9,998,070
		EXCHANGE-TRADED FUNDS—3.2%
180,000	[1]	PowerShares DB Agriculture Fund	3,553,200
100,000	[1]	Sprott Physical Gold Trust	1,035,000
100,000	[1]	Sprott Physical Silver Trust	651,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $5,251,610)	5,239,200
		PURCHASED PUT OPTIONS—0.6%
		Biotechnology—0.1%
300		Bluebird Bio Inc., Strike Price $60, Expiration Date 5/19/2017	3,000
200		Celgene Corp., Strike Price $100, Expiration Date 6/16/2017	3,300
100		Ionis Pharmaceuticals, Inc., Strike Price $40, Expiration Date 7/21/2017	21,750
Semi-Annual Shareholder Report
7

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	PURCHASED PUT OPTIONS—continued
	Biotechnology—continued
200	Spark Therapeutics Inc., Strike Price $40, Expiration Date 6/16/2017	$23,500
	TOTAL	51,550
	Diversified Financial Services—0.0%
300	iShares Nasdaq Biotechnology ETF, Strike Price $260, Expiration Date 6/16/2017	25,500
400	iShares North American Tech-Software ETF, Strike Price $115, Expiration Date: 5/19/2017	25,000
	TOTAL	50,500
	Index—0.5%
1,500	Consumer Staples Select Sector, Strike Price $55, Expiration Date 6/16/2017	130,500
2,000	SPDR Dow Jones Industrial Average ETF Trust, Strike Price $175, Expiration Date 6/16/2017	28,000
2,000	SPDR Dow Jones Industrial Average ETF Trust, Strike Price $190, Expiration Date 6/16/2017	69,000
5,600	SPDR S&P 500 ETF Trust, Strike Price $160, Expiration Date 6/16/2017	19,600
1,000	SPDR S&P 500 ETF Trust, Strike Price $180, Expiration Date 9/15/2017	40,000
4,000	SPDR S&P 500 ETF Trust, Strike Price $190, Expiration Date 5/19/2017	10,000
4,000	SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 6/16/2017	68,000
1,000	SPDR S&P 500 ETF Trust, Strike Price $215, Expiration Date 9/15/2017	199,000
400	SPDR S&P 500 ETF Trust, Strike Price $220, Expiration Date 1/19/2018	211,800
1,000	SPDR S&P MidCap 400 ETF Trust, Strike Price $280, Expiration Date 6/16/2017	45,000
	TOTAL	820,900
	Pharmaceuticals—0.0%
500	GlaxoSmithKline PLC, Strike Price $36, Expiration Date 5/19/2017	500
400	Merck & Co Inc., Strike Price $55, Expiration Date 6/16/2017	9,400
800	Pfizer Inc., Strike Price $30, Expiration Date 6/16/2017	4,000
	TOTAL	13,900
	Software—0.0%
500	Microsoft Corp., Strike Price $60, Expiration Date 6/16/2017	5,250
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $4,478,774)	942,100
	PURCHASED CALL OPTIONS—1.8%
	Airlines—0.0%
600	Delta Air Lines, Inc., Strike Price $48, Expiration Date 5/19/2017	13,200
	Auto Components—0.0%
100	Lear Corp., Strike Price $150, Expiration Date 6/16/2017	15,500
Semi-Annual Shareholder Report
8

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	PURCHASED CALL OPTIONS—continued
	Biotechnology—1.2%
140	Amgen Inc., Strike Price $150, Expiration Date 1/19/2018	$259,000
200	BioMarin Pharmaceutical Inc., Strike Price $85, Expiration Date 1/19/2018	337,000
200	Bluebird Bio, Inc., Strike Price $90, Expiration Date 7/21/2017	207,000
80	Clovis Oncology Inc., Strike Price $65, Expiration Date 7/21/2017	45,200
600	Juno Therapeutics Inc., Strike Price $22.50, Expiration Date 1/19/2018	339,000
100	Kite Pharma Inc., Strike Price $50, Expiration Date 1/19/2018	343,000
100	Vertex Pharmaceuticals Inc., Strike Price $80, Expiration Date 1/19/2018	415,500
	TOTAL	1,945,700
	Capital Markets—0.1%
800	Deutsche Bank AG, Strike Price $18, Expiration Date 6/16/2017	62,400
3,000	Deutsche Bank AG, Strike Price $19, Expiration Date 5/19/2017	51,000
	TOTAL	113,400
	Communications Equipment—0.1%
800	Cisco Systems Inc., Strike Price $32, Expiration Date 6/16/2017	187,200
	Electronic Equipment Instruments & Components—0.1%
300	Orbotech Ltd, Strike Price $30, Expiration Date 5/19/2017	96,000
	Index—0.0%
3,000	Financial Select Sector SPDR Fund, Strike Price $25, Expiration Date 5/19/2017	4,500
6,000	Financial Select Sector SPDR Fund, Strike Price $25, Expiration Date 6/16/2017	48,000
	TOTAL	52,500
	Internet Software & Services—0.1%
400	GoDaddy Inc., Strike Price $37, Expiration Date 5/19/2017	107,000
1,600	Twitter Inc., Strike Price $24, Expiration Date 6/16/2017	3,200
	TOTAL	110,200
	Pharmaceuticals—0.2%
80	Allergan PLC, Strike Price $200, Expiration Date 1/19/2018	388,800
	Semiconductors & Semiconductor Equipment—0.0%
500	QUALCOMM, Inc., Strike Price $60, Expiration Date 1/19/2018	79,750
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $2,379,792)	3,002,250
Semi-Annual Shareholder Report
9

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		INVESTMENT COMPANY—1.4%
2,224,131	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[5] (IDENTIFIED COST $2,224,768)	$2,224,798
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $140,869,861)[6]	161,600,923
		OTHER ASSETS AND LIABILITIES - NET—1.2%[7]	1,996,696
		TOTAL NET ASSETS—100%	$163,597,619
SECURITIES SOLD SHORT
Shares		Value in U.S. Dollars
50,000	iShares China Large-Cap ETF	$1,926,500
100,000	Utilities Select Sector SPDR Fund	5,170,000
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $7,072,907)	$7,096,500
At April 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1CME S&P 500 Index Futures, Short Futures	50	$29,756,250	June 2017	$(195,903)
1E-Mini Dow ($5) Futures, Short Futures	80	$8,349,600	June 2017	$(20,140)
[1]Euro-Bono Futures, Short Futures	60	$9,023,986	June 2017	$(70,336)
[1]Euro-Bund Futures, Short Futures	65	$11,454,761	June 2017	$(70,879)
[1]Euro-OAT Futures, Short Futures	35	$5,712,730	June 2017	$(116,822)
1FTSE Bursa Malaysia KLCI Index Futures, Short Futures	40	$5,738,873	June 2017	$(57,754)
[1]Hang Seng Index Futures, Short Futures	20	$3,157,611	May 2017	$(49,256)
[1]mini MSCI EAFE Index Futures, Short Futures	60	$5,471,400	June 2017	$(241,286)
1NASDAQ 100 E-Mini futures, Short Futures	80	$8,928,800	June 2017	$(340,401)
[1]Tokyo Index Price Futures, Short Futures	40	$5,490,020	June 2017	$36,146
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,126,631)
Semi-Annual Shareholder Report
10

At April 30, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/15/2017	Citibank	$6,000,000	685,025,520 JPY	$(156,549)
6/15/2017	JPMorgan	3,000,000 AUD	$2,270,333	$(25,805)
Contracts Sold:
6/15/2017	Citibank	7,000,000 AUD	$5,302,661	$65,429
6/15/2017	Citibank	3,800,000 EUR	$4,072,844	$(76,455)
6/15/2017	JPMorgan	3,000,000 AUD	$2,271,818	$27,290
6/15/2017	JPMorgan	2,000,000 AUD	$1,514,371	$18,019
6/15/2017	JPMorgan	1,000,000 AUD	$753,857	$5,681
6/15/2017	JPMorgan	218,949,180 JPY	$2,000,000	$32,232
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(110,158)
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts, and Value on Securities Sold Short is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its securities sold short.
4	Affiliated holding.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $140,869,816.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
11

The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$106,817,249	$—	$—	$106,817,249
International	19,217,170	14,160,086	—	33,377,256
Debt Securities:
U.S. Treasury	—	9,998,070	—	9,998,070
Exchange-Traded Funds	5,239,200	—	—	5,239,200
Purchased Put Options	942,100	—	—	942,100
Purchased Call Options	3,002,250	—	—	3,002,250
Investment Company	2,224,798	—	—	2,224,798
TOTAL SECURITIES	$137,442,767	$24,158,156	$—	$161,600,923
Other Financial Instruments:
Assets
Futures Contracts	$36,146	$—	$—	$36,146
Foreign Exchange Contracts	—	148,651	—	148,651
Liabilities
Securities Sold Short	(7,096,500)	—	—	(7,096,500)
Futures Contracts	(1,162,777)	—	—	(1,162,777)
Foreign Exchange Contracts	—	(258,809)	—	(258,809)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(8,223,131)	$(110,158)	$—	$(8,333,289)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
ETF	—Exchange-Traded Fund
EUR	—Euro
JPY	—Japanese Yen
REITs	—Real Estate Investment Trusts
SPDR	—Standard & Poor's Depositary Receipts
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.45	$10.28	$10.07	$9.47	$9.50	$9.89
Income From Investment Operations:
Net investment income (loss)[1]	0.00[2]	0.01	(0.00)[2]	0.05	0.08	(0.04)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	0.10	(0.84)	0.34	0.55	(0.03)	(0.30)
TOTAL FROM INVESTMENT OPERATIONS	0.10	(0.83)	0.34	0.60	0.05	(0.34)
Less Distributions:
Distributions from net investment income	—	—	(0.13)	(0.00)[2]	(0.03)	(0.05)
Return of capital[3]	—	—	—	—	(0.05)	—
TOTAL DISTRIBUTIONS	—	—	(0.13)	(0.00) [2]	(0.08)	(0.05)
Net Asset Value, End of Period	$9.55	$9.45	$10.28	$10.07	$9.47	$9.50
Total Return[4]	1.06%	(8.07)%	3.45%	6.38%	0.53%	(3.41)%
Ratios to Average Net Assets:
Net expenses	1.42%[5]	1.50%	1.50%	1.26%	1.24%	1.26%
Net expenses excluding dividends and other expenses related to short sales	1.30%[5]	1.29%	1.32%	1.26%	1.24%	1.24%
Net investment income (loss)	0.10%[5]	0.07%	0.03%	0.49%	0.90%	(0.45)%
Expense waiver/reimbursement[6]	0.17%[5]	0.11%	0.12%	0.15%	0.18%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,327	$69,440	$94,755	$88,588	$112,417	$175,186
Portfolio turnover	74%	132%	94%	117%	198%	182%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.28	$10.17	$9.91	$9.39	$9.41	$9.82
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.07)	(0.07)	(0.03)	0.01	(0.12)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	0.09	(0.82)	0.33	0.55	(0.03)	(0.29)
TOTAL FROM INVESTMENT OPERATIONS	0.06	(0.89)	0.26	0.52	(0.02)	(0.41)
Less Distributions:
Distributions from net investment income	—	—	—	(0.00)[2]	—	—
Net Asset Value, End of Period	$9.34	$9.28	$10.17	$9.91	$9.39	$9.41
Total Return[3]	0.65%	(8.75)%	2.62%	5.59%	(0.21)%	(4.18)%
Ratios to Average Net Assets:
Net expenses	2.17%[4]	2.26%	2.24%	2.03%	1.99%	2.01%
Net expenses excluding dividends and other expenses related to short sales	2.05%[4]	2.04%	2.07%	2.03%	1.99%	1.99%
Net investment income (loss)	(0.65)%[4]	(0.68)%	(0.70)%	(0.28)%	0.16%	(1.21)%
Expense waiver/reimbursement[5]	0.17%[4]	0.11%	0.13%	0.15%	0.18%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,424	$4,368	$7,517	$11,193	$17,267	$34,029
Portfolio turnover	74%	132%	94%	117%	198%	182%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.23	$10.12	$9.86	$9.35	$9.37	$9.77
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.07)	(0.07)	(0.03)	0.01	(0.11)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	0.10	(0.82)	0.33	0.54	(0.03)	(0.29)
TOTAL FROM INVESTMENT OPERATIONS	0.07	(0.89)	0.26	0.51	(0.02)	(0.40)
Less Distributions:
Distributions from net investment income	—	—	—	(0.00)[2]	—	—
Net Asset Value, End of Period	$9.30	$9.23	$10.12	$9.86	$9.35	$9.37
Total Return[3]	0.76%	(8.79)%	2.64%	5.50%	(0.21)%	(4.09)%
Ratios to Average Net Assets:
Net expenses	2.17%[4]	2.25%	2.24%	2.04%	1.99%	2.01%
Net expenses excluding dividends and other expenses related to short sales	2.05%[4]	2.04%	2.07%	2.04%	1.99%	1.99%
Net investment income (loss)	(0.65)%[4]	(0.67)%	(0.71)%	(0.28)%	0.15%	(1.19)%
Expense waiver/reimbursement[5]	0.17%[4]	0.11%	0.13%	0.15%	0.18%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,792	$48,157	$63,406	$70,323	$87,659	$147,819
Portfolio turnover	74%	132%	94%	117%	198%	182%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
	2016		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.54	$10.35	$10.14	$9.52	$9.56	$9.95
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.03	0.02	0.07	0.11	(0.02)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	0.09	(0.84)	0.35	0.55	(0.04)	(0.29)
TOTAL FROM INVESTMENT OPERATIONS	0.11	(0.81)	0.37	0.62	0.07	(0.31)
Less Distributions:
Distributions from net investment income	—	—	(0.16)	(0.00)[2]	(0.05)	(0.08)
Return of capital[3]	—	—	—	—	(0.06)	—
TOTAL DISTRIBUTIONS	—	—	(0.16)	(0.00) [2]	(0.11)	(0.08)
Net Asset Value, End of Period	$9.65	$9.54	$10.35	$10.14	$9.52	$9.56
Total Return[4]	1.15%	(7.83)%	3.69%	6.56%	0.75%	(3.11)%
Ratios to Average Net Assets:
Net expenses	1.16%[5]	1.25%	1.27%	1.04%	0.99%	1.01%
Net expenses excluding dividends and other expenses related to short sales	1.05%[5]	1.04%	1.07%	1.04%	0.99%	0.99%
Net investment income (loss)	0.34%[5]	0.31%	0.22%	0.72%	1.18%	(0.20)%
Expense waiver/reimbursement[6]	0.16%[5]	0.11%	0.11%	0.14%	0.18%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$63,055	$112,822	$106,928	$36,380	$27,681	$81,598
Portfolio turnover	74%	132%	94%	117%	198%	182%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents return of capital for federal income tax purposes.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
April 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $2,224,798 of investment in an affiliated holding (Note 5) (identified cost $140,869,861)		$161,600,923
Deposit at broker for short sales		6,834,322
Cash denominated in foreign currencies (identified cost $4,884)		5,059
Receivable for investments sold, net of reserve of $2,459,530 (Note 9)		2,496,528
Income receivable		176,224
Receivable for daily variation margin on futures contracts		172,776
Unrealized appreciation on foreign exchange contracts		148,651
Receivable for shares sold		116,040
TOTAL ASSETS		171,550,523
Liabilities:
Securities sold short, at value (proceeds $7,072,907)	$7,096,500
Unrealized depreciation on foreign exchange contracts	258,809
Payable for investments purchased	219,015
Payable for shares redeemed	122,432
Payable for distribution services fee (Note 5)	26,836
Payable for investment adviser fee (Note 5)	7,540
Payable for administrative fee (Note 5)	1,058
Accrued expenses (Note 5)	220,714
TOTAL LIABILITIES		7,952,904
Net assets for 17,185,296 shares outstanding		$163,597,619
Net Assets Consists of:
Paid-in capital		$602,248,193
Net unrealized appreciation of investments, futures contracts, short sales, certain receivables and translation of assets and liabilities in foreign currency		17,009,146
Accumulated net realized loss on investments, futures contracts, short sales, written options and foreign currency transactions		(455,600,312)
Distributions in excess of net investment income		(59,408)
TOTAL NET ASSETS		$163,597,619
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($57,326,596 ÷ 6,004,864 shares outstanding), no par value, unlimited shares authorized	$9.55
Offering price per share (100/94.50 of $9.55)	$10.11
Redemption proceeds per share	$9.55
Class B Shares:
Net asset value per share ($3,424,187 ÷ 366,598 shares outstanding), no par value, unlimited shares authorized	$9.34
Offering price per share	$9.34
Redemption proceeds per share (94.50/100 of $9.34)	$8.83
Class C Shares:
Net asset value per share ($39,792,270 ÷ 4,279,760 shares outstanding), no par value, unlimited shares authorized	$9.30
Offering price per share	$9.30
Redemption proceeds per share (99.00/100 of $9.30)	$9.21
Institutional Shares:
Net asset value per share ($63,054,566 ÷ 6,534,074 shares outstanding), no par value, unlimited shares authorized	$9.65
Offering price per share	$9.65
Redemption proceeds per share	$9.65
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended April 30, 2017 (unaudited)
Investment Income:
Dividends (including $50,773 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $28,602)			$1,419,588
Interest			32,148
TOTAL INCOME			1,451,736
Expenses:
Investment adviser fee (Note 5)		$720,159
Administrative fee (Note 5)		75,298
Custodian fees		13,014
Transfer agent fees		179,670
Directors'/Trustees' fees (Note 5)		1,239
Auditing fees		18,487
Legal fees		5,134
Distribution services fee (Note 5)		176,021
Other service fees (Notes 2 and 5)		136,248
Portfolio accounting fees		79,671
Share registration costs		36,389
Printing and postage		22,431
Dividends and expenses related to short positions		111,150
Miscellaneous (Note 5)		16,355
TOTAL EXPENSES		1,591,266
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(157,749)
Reimbursement of other operating expenses (Note 2)	(2,455)
TOTAL WAIVER AND REIMBURSEMENTS		(160,204)
Net expenses			1,431,062
Net investment income			20,674
Semi-Annual Shareholder Report
19

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales, Written Options, Certain Receivables and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	$(3,993,603)
Net realized loss on futures contracts	(5,137,848)
Net realized loss on short sales	(1,220,963)
Net realized loss on written options	(201,449)
Net change in unrealized appreciation of investments, certain receivables and translation of assets and liabilities in foreign currency	15,472,639
Net change in unrealized appreciation of futures contracts	(2,797,726)
Net change in unrealized depreciation of short sales	279,164
Net change in unrealized appreciation of written options	(218,212)
Net realized and unrealized gain on investments, futures contracts, short sales, written options, certain receivables and foreign currency transactions	2,182,002
Change in net assets resulting from operations	$2,202,676
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2017	Year Ended 10/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,674	$34,780
Net realized gain (loss) on investments, futures contracts, short sales, written options and foreign currency transactions	(10,553,863)	(14,315,385)
Net change in unrealized appreciation/depreciation of investments, futures contracts, short sales, written options, certain receivables and translation of assets and liabilities in foreign currency	12,735,865	(9,006,556)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,202,676	(23,287,161)
Share Transactions:
Proceeds from sale of shares	11,736,862	119,657,215
Cost of shares redeemed	(85,130,159)	(134,187,277)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(73,393,297)	(14,530,062)
Change in net assets	(71,190,621)	(37,817,223)
Net Assets:
Beginning of period	234,788,240	272,605,463
End of period (including (distributions in excess of) net investment income of $(59,408) and $(80,082), respectively)	$163,597,619	$234,788,240
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Notes to Financial Statements
April 30, 2017 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of fourteen diversified portfolios. The financial statements included herein are only those of Federated Absolute Return Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B Shares were closed to new accounts/investors on June 1, 2015, and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
Semi-Annual Shareholder Report
22

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
23

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
24

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $160,204 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended April 30, 2017, the Fund's former custodian reimbursed $2,455 of custody fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$77,575
Class B Shares	4,761
Class C Shares	53,912
TOTAL	$136,248
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report
25

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage country risk, duration risk and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $81,266,655. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination.
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Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $836,843 and $478,717, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended April 30, 2017, the net realized loss on short sales was $(1,220,963).
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Option Contracts
The Fund buys/sells put and call options to seek to increase return and to manage country risk, currency risk, individual security risk, market risk and sector/asset risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at October 31, 2016	2,250	$650,812
Contracts exercised	(714)	(155,928)
Contracts closed	(1,536)	(494,884)
Outstanding at April 30, 2017	—	$—
Purchased option contracts at period end are listed in the Fund's Portfolio of Investments. At April 30, 2017, the Fund had no outstanding written options.
The average market value of purchased and written options held by the Fund throughout the period was $5,121,194 and $148,671, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$148,651	Unrealized depreciation on foreign exchange contracts	$258,809
Equity contracts	Total investment in securities, at value	3,944,350		—
Interest rate contracts	Receivable for daily variation margin on futures contracts	(315,791)*		—
Equity contracts	Receivable for daily variation margin on futures contracts	36,146*		—
Equity contracts	Receivable for daily variation margin on futures contract	(846,986)*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,966,370		$258,809
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Written Options	Purchased Options[1]	Forward Exchange Contracts[1]	Total
Foreign exchange contracts	$—	$—	$(88,414)	$(1,052,047)	$(1,140,461)
Equity contracts	$(5,089,713)	$(201,449)	$(10,641,376)	$—	$(15,932,538)
Interest rate contracts	$(48,135)	$—	$—	$—	$(48,135)
TOTAL	$(5,137,848)	$(201,449)	$(10,729,790)	$(1,052,047)	$(17,121,134)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Written Options	Purchased Options[2]	Forward Exchange Contracts[2]	Total
Foreign exchange contracts	$—	$—	$21,187	$657,703	$678,890
Equity contracts	$(2,481,935)	$(218,212)	$1,322,926	$—	$(1,377,221)
Interest rate contracts	$(315,791)	$—	$—	$—	$(315,791)
TOTAL	$(2,797,726)	$(218,212)	$1,344,113	$657,703	$(1,014,122)
1	The net realized loss on Forward Exchange Contracts and Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Forward Exchange Contracts and Purchased Options is found within the Net change in unrealized appreciation of investments, certain receivables and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	188,053	$1,792,041	1,483,596	$14,880,019
Shares redeemed	(1,533,949)	(14,620,470)	(3,352,283)	(33,169,074)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,345,896)	$(12,828,429)	(1,868,687)	$(18,289,055)
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	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	$—	$—	—	$—
Shares redeemed	(104,247)	(973,830)	(268,383)	(2,621,238)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(104,247)	$(973,830)	(268,383)	$(2,621,238)

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	170,515	$1,591,263	823,523	$8,122,767
Shares redeemed	(1,105,522)	(10,286,111)	(1,872,570)	(18,097,818)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(935,007)	$(8,694,848)	(1,049,047)	$(9,975,051)

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	866,963	$8,353,558	9,555,288	$96,654,429
Shares redeemed	(6,163,296)	(59,249,748)	(8,056,513)	(80,299,147)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,296,333)	$(50,896,190)	1,498,775	$16,355,282
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,681,483)	$(73,393,297)	(1,687,342)	$14,530,062
4. FEDERAL TAX INFORMATION
At April 30, 2017, the cost of investments for federal tax purposes was $140,869,816. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investment in securities; (b) outstanding foreign currency commitments; (c) securities sold short; and (d) futures contracts was $20,731,107. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,909,268 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,178,161.
At October 31, 2016, the Fund had a capital loss carryforward of $413,894,483 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010; retains its character as either short-term or long-term and does not expire and is required to be utilized prior to the losses which have Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$20,647,168	$6,205,312	$26,852,480
2017	$257,322,572	NA	$257,322,572
2018	$111,074,244	NA	$111,074,244
2019	$18,645,187	NA	$18,645,187
At October 31, 2016, for federal tax purposes, the Fund had $398,621 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, the Adviser voluntarily waived $150,492 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2017, the Sub-Adviser earned a fee of $29,993.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$14,282
Class C Shares	161,739
TOTAL	$176,021
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2017, FSC retained $21,319 of fees paid by the Fund. For the six months ended April 30, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2017, FSC retained $667 in sales charges from the sale of Class A Shares. For the six months ended April 30, 2017, FSC also retained $361, $3,526 and $709 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2017, FSSC received $5,052 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, premiums for risk insurance policies on certain portfolio securities, interest expense, extraordinary expenses, line of credit expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A
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Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.29%, 2.04%, 2.04% and 1.04% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies for six months ended April 30, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
Spark Therapeutics, Inc.[1]	12,000	8,000	(8,000)	12,000	$695,640	$—
1	At April 30, 2017, the Fund, alone or in combination with other affiliated funds, no longer has ownership of at least 5% of the voting shares.

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2017, the Adviser reimbursed the Fund $7,257. Transactions with the affiliated holding during the six months ended April 30, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2016	26,196,887
Purchases/Additions	90,187,517
Sales/Reductions	(114,160,273)
Balance of Shares Held 4/30/2017	2,224,131
Value	$2,224,798
Dividend Income	$50,773
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2017, were as follows:
Purchases	$123,877,657
Sales	$147,168,623
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2017, the Fund had no outstanding loans. During the six months ended April 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2017, there were no outstanding loans. During the six months ended April 30, 2017, the program was not utilized.
9. RECEIVABLE FROM BANKRUPTCY TRUSTEE
The amount presented on the Statement of Assets and Liabilities, under the caption receivable for investments sold, includes net realizable proceeds of $714,879 which represents the estimated amount expected to be received from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.
10. Regulatory Updates
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,010.60	$7.08
Class B Shares	$1,000	$1,006.50	$10.80
Class C Shares	$1,000	$1,007.60	$10.80
Institutional Shares	$1,000	$1,011.50	$5.79[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.75	$7.10
Class B Shares	$1,000	$1,014.03	$10.84
Class C Shares	$1,000	$1,014.03	$10.84
Institutional Shares	$1,000	$1,019.04	$5.81[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.42%
Class B Shares	2.17%
Class C Shares	2.17%
Institutional Shares	1.16%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 1.04% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.19 and $5.21, respectively.
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Evaluation and Approval of Advisory Contract–May 2016
federated Absolute Return fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally track the factors listed above. Consistent with these judicial decisions
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and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc., and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the
Semi-Annual Shareholder Report
39

Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Semi-Annual Shareholder Report
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
Semi-Annual Shareholder Report
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions as well as, systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates
Semi-Annual Shareholder Report
42

have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Absolute Return Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172743
CUSIP 314172735
CUSIP 314172727
CUSIP 314172453
26600 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2017
Share Class	Ticker
A	SVAAX
C	SVACX
Institutional	SVAIX
R6	SVALX

Federated Strategic Value Dividend Fund
Fund Established 2005

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2016 through April 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	19.2%
Utilities	18.3%
Consumer Staples	18.2%
Telecommunication Services	17.8%
Energy	11.7%
Real Estate	7.5%
Consumer Discretionary	3.5%
Financials	1.6%
Information Technology	0.4%
Cash Equivalents[2]	0.9%
Other Assets and Liabilities—Net[3]	0.9%
TOTAL	100%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
April 30, 2017 (unaudited)
Shares		Value
	COMMON STOCKS—98.2%
	Consumer Discretionary—3.5%
3,477,280	McDonald's Corp.	$486,575,791
	Consumer Staples—18.2%
8,953,441	Altria Group, Inc.	642,677,995
1,113,785	General Mills, Inc.	64,053,775
1,872,600	Kimberly-Clark Corp.	242,969,850
675,700	PepsiCo, Inc.	76,543,296
6,183,303	Philip Morris International, Inc.	685,357,305
3,464,355	Procter & Gamble Co.	302,542,122
12,494,450	The Coca-Cola Co.	539,135,518
	TOTAL	2,553,279,861
	Energy—11.7%
47,639,000	BP PLC	272,577,820
3,730,749	Chevron Corp.	398,070,918
4,547,675	Exxon Mobil Corp.	371,317,664
5,283,290	Occidental Petroleum Corp.	325,133,666
5,260,500	Total S.A.	269,639,051
	TOTAL	1,636,739,119
	Financials—1.6%
1,164,344	Muenchener Rueckversicherungs-Gesellschaft AG	223,116,641
	Health Care—19.2%
10,657,200	AbbVie, Inc.	702,735,768
5,235,000	AstraZeneca PLC	313,085,894
18,198,973	GlaxoSmithKline PLC	366,043,764
7,193,010	Merck & Co., Inc.	448,340,313
1,380,765	Novartis AG	106,249,419
7,960,812	Sanofi	751,833,400
	TOTAL	2,688,288,558
	Information Technology—0.4%
1,076,700	Paychex, Inc.	63,826,776
	Real Estate—7.5%
5,179,100	Crown Castle International Corp.	489,942,860
1,215,000	Digital Realty Trust, Inc.	139,530,600
2,225,500	National Retail Properties, Inc.	93,960,610
2,482,014	Omega Healthcare Investors	81,906,462
Semi-Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
3,894,319		Ventas, Inc.	$249,275,359
		TOTAL	1,054,615,891
		Telecommunication Services—17.8%
17,505,134		AT&T, Inc.	693,728,461
12,684,710		BCE, Inc.	577,528,095
13,726,141		Verizon Communications, Inc.	630,167,133
231,509,989		Vodafone Group PLC	596,829,934
		TOTAL	2,498,253,623
		Utilities—18.3%
2,088,015		American Electric Power Co., Inc.	141,630,057
1,422,000		Consolidated Edison Co.	112,736,160
5,972,695		Dominion Resources, Inc.	462,465,774
6,768,259		Duke Energy Corp.	558,381,367
38,812,919		National Grid PLC	502,720,709
10,626,905		PPL Corp.	404,991,350
3,502,175		Public Service Enterprises Group, Inc.	154,270,809
4,444,668		Southern Co.	221,344,466
		TOTAL	2,558,540,692
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,001,068,208)	13,763,236,952
		INVESTMENT COMPANY—0.9%
123,845,057	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[2] (IDENTIFIED COST $123,847,024)	123,882,210
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $12,124,915,232)[3]	13,887,119,162
		OTHER ASSETS AND LIABILITIES - NET—0.9%[4]	121,004,920
		TOTAL NET ASSETS—100%	$14,008,124,082
1	Affiliated holding.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
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3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$9,783,612,225	$—	$—	$9,783,612,225
International	577,528,095	3,402,096,632	—	3,979,624,727
Investment Company	123,882,210	—	—	123,882,210
TOTAL SECURITIES	$10,485,022,530	$3,402,096,632	$—	$13,887,119,162
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$5.97	$6.06	$6.25	$5.78	$5.08	$4.69
Income From Investment Operations:
Net investment income	0.09	0.18	0.18	0.30	0.18	0.19
Net realized and unrealized gain on investments and foreign currency transactions	0.31	0.20	0.08	0.50	0.70	0.39
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.38	0.26	0.80	0.88	0.58
Less Distributions:
Distributions from net investment income	(0.09)	(0.18)	(0.18)	(0.30)	(0.18)	(0.19)
Distributions from net realized gain on investments and foreign currency transactions	(0.13)	(0.29)	(0.27)	(0.03)	(0.00)[1]	—
TOTAL DISTRIBUTIONS	(0.22)	(0.47)	(0.45)	(0.33)	(0.18)	(0.19)
Net Asset Value, End of Period	$6.15	$5.97	$6.06	$6.25	$5.78	$5.08
Total Return[2]	6.95%	6.77%	4.45%	14.30%	17.85%	12.63%
Ratios to Average Net Assets:
Net expenses	1.05%[4]	1.05%	1.05%	1.05%	1.05%	1.05%[3]
Net investment income	3.00%[4]	3.00%	3.07%	5.06%	3.46%	3.83%
Expense waiver/reimbursement[5]	0.14%[4]	0.14%	0.13%	0.13%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,507,116	$3,300,976	$2,358,470	$2,277,514	$1,944,577	$1,531,723
Portfolio turnover	9%	21%	16%	17%	25%	20%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios is 1.05% for the year ended October 31, 2012, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$5.98	$6.07	$6.26	$5.79	$5.08	$4.70
Income From Investment Operations:
Net investment income	0.07	0.13	0.14	0.26	0.15	0.15
Net realized and unrealized gain on investments and foreign currency transactions	0.31	0.20	0.08	0.50	0.71	0.38
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.33	0.22	0.76	0.86	0.53
Less Distributions:
Distributions from net investment income	(0.07)	(0.13)	(0.14)	(0.26)	(0.15)	(0.15)
Distributions from net realized gain on investments and foreign currency transactions	(0.13)	(0.29)	(0.27)	(0.03)	(0.00)[1]	—
TOTAL DISTRIBUTIONS	(0.20)	(0.42)	(0.41)	(0.29)	(0.15)	(0.15)
Net Asset Value, End of Period	$6.16	$5.98	$6.07	$6.26	$5.79	$5.08
Total Return[2]	6.55%	5.97%	3.68%	13.44%	17.18%	11.56%
Ratios to Average Net Assets:
Net expenses	1.80%[4]	1.80%	1.80%	1.80%	1.80%	1.80%[3]
Net investment income	2.24%[4]	2.25%	2.31%	4.27%	2.69%	3.05%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.13%	0.13%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,143,909	$2,210,580	$1,592,942	$1,361,583	$1,021,307	$667,700
Portfolio turnover	9%	21%	16%	17%	25%	20%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios is 1.80% for the year ended October 31, 2012, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$6.00	$6.09	$6.27	$5.80	$5.09	$4.70
Income From Investment Operations:
Net investment income	0.10	0.19	0.20	0.32	0.20	0.20
Net realized and unrealized gain on investments and foreign currency transactions	0.31	0.20	0.09	0.50	0.71	0.39
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.39	0.29	0.82	0.91	0.59
Less Distributions:
Distributions from net investment income	(0.10)	(0.19)	(0.20)	(0.32)	(0.20)	(0.20)
Distributions from net realized gain on investments and foreign currency transactions	(0.13)	(0.29)	(0.27)	(0.03)	(0.00)[1]	—
TOTAL DISTRIBUTIONS	(0.23)	(0.48)	(0.47)	(0.35)	(0.20)	(0.20)
Net Asset Value, End of Period	$6.18	$6.00	$6.09	$6.27	$5.80	$5.09
Total Return[2]	7.05%	7.01%	4.87%	14.53%	18.30%	12.87%
Ratios to Average Net Assets:
Net expenses	0.80%[4]	0.80%	0.80%	0.80%	0.80%	0.80%[3]
Net investment income	3.25%[4]	3.23%	3.31%	5.29%	3.73%	4.11%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.13%	0.13%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,129,698	$9,154,739	$5,961,135	$5,750,788	$4,902,127	$4,662,436
Portfolio turnover	9%	21%	16%	17%	25%	20%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios is 0.80% for the year ended October 31, 2012, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights - Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Period Ended 10/31/2016[1]
Net Asset Value, Beginning of Period	$6.00	$6.23
Income From Investment Operations:
Net investment income	0.11	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.30	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	0.41	(0.16)
Less Distributions:
Distributions from net investment income	(0.10)	(0.07)
Distributions from net realized gain on investments and foreign currency transactions	(0.13)	—
TOTAL DISTRIBUTIONS	(0.23)	(0.07)
Net Asset Value, End of Period	$6.18	$6.00
Total Return[2]	7.06%	(2.61)%
Ratios to Average Net Assets:
Net expenses	0.78%[3]	0.78%[3]
Net investment income	2.97%[3]	1.43%[3]
Expense waiver/reimbursement[4]	0.07%[3]	0.11%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$227,402	$19,279
Portfolio turnover	9%	21%[5]
1	Reflects operations for the period from June 29, 2016 (commencement of operations) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $123,882,210 of investment in an affiliated holding (Note 5) (identified cost $12,124,915,232)		$13,887,119,162
Cash denominated in foreign currencies (identified cost $4,125)		4,158
Income receivable		40,344,949
Receivable for investments sold		139,763,085
Receivable for shares sold		24,740,261
TOTAL ASSETS		14,091,971,615
Liabilities:
Payable for investments purchased	$56,119,363
Payable for shares redeemed	21,435,966
Income distribution payable	69
Payable to adviser (Note 5)	789,550
Payable for administrative fees (Note 5)	90,850
Payable for distribution services fee (Note 5)	1,332,689
Payable for other service fees (Notes 2 and 5)	2,001,668
Accrued expenses (Note 5)	2,077,378
TOTAL LIABILITIES		83,847,533
Net assets for 2,269,972,424 shares outstanding		$14,008,124,082
Net Assets Consist of:
Paid-in capital		$11,880,091,527
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,762,263,869
Accumulated net realized gain on investments and foreign currency transactions		353,750,063
Undistributed net investment income		12,018,623
TOTAL NET ASSETS		$14,008,124,082
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,507,115,633 ÷ 407,633,138 shares outstanding), no par value, unlimited shares authorized	$6.15
Offering price per share (100/94.50 of $6.15)	$6.51
Redemption proceeds per share	$6.15
Class C Shares:
Net asset value per share ($2,143,908,925 ÷ 348,053,157 shares outstanding), no par value, unlimited shares authorized	$6.16
Offering price per share	$6.16
Redemption proceeds per share (99.00/100 of $6.16)	$6.10
Institutional Shares:
Net asset value per share ($9,129,697,702 ÷ 1,477,497,853 shares outstanding), no par value, unlimited shares authorized	$6.18
Offering price per share	$6.18
Redemption proceeds per share	$6.18
Class R6 Shares:
Net asset value per share ($227,401,822 ÷ 36,788,276 shares outstanding), no par value, unlimited shares authorized	$6.18
Offering price per share	$6.18
Redemption proceeds per share	$6.18
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2017 (unaudited)
Investment Income:
Dividends (including $865,812 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $5,755,827)			$285,347,737
Expenses:
Investment adviser fee (Note 5)		$52,813,134
Administrative fee (Note 5)		5,523,180
Custodian fees		698,229
Transfer agent fee (Note 2)		6,286,841
Directors'/Trustees' fees (Note 5)		58,871
Auditing fees		11,700
Legal fees		4,141
Portfolio accounting fees		95,769
Distribution services fee (Note 5)		8,087,310
Other service fees (Notes 2 and 5)		6,391,796
Share registration costs		214,997
Printing and postage		200,760
Miscellaneous (Note 5)		49,917
TOTAL EXPENSES		80,436,645
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(5,106,711)
Reimbursement of other operating expenses (Notes 2 and 5)	(4,175,342)
TOTAL WAIVER AND REIMBURSEMENTS		(9,282,053)
Net expenses			71,154,592
Net investment income			214,193,145
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			353,750,004
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			379,833,738
Net realized and unrealized gain on investments and foreign currency transactions			733,583,742
Change in net assets resulting from operations			$947,776,887
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2017	Year Ended 10/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$214,193,145	$373,010,781
Net realized gain on investments and foreign currency transactions	353,750,004	295,815,587
Net change in unrealized appreciation/depreciation of investments and foreign currency translation of assets and liabilities in foreign currency	379,833,738	(9,604,627)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	947,776,887	659,221,741
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(46,740,788)	(82,231,633)
Class C Shares	(26,257,680)	(41,199,098)
Institutional Shares	(152,404,483)	(235,617,332)
Class R6 Shares	(1,525,707)	(64,197)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(67,787,889)	(112,457,959)
Class C Shares	(45,946,410)	(76,119,832)
Institutional Shares	(187,291,272)	(281,905,363)
Class R6 Shares	(624,113)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(528,578,342)	(829,595,414)
Share Transactions:
Proceeds from sale of shares	2,559,109,935	7,701,891,315
Net asset value of shares issued to shareholders in payment of distributions declared	436,326,467	662,245,012
Cost of shares redeemed	(4,092,085,842)	(3,420,734,091)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,096,649,440)	4,943,402,236
Change in net assets	(677,450,895)	4,773,028,563
Net Assets:
Beginning of period	14,685,574,977	9,912,546,414
End of period (including undistributed net investment income of $12,018,623 and $24,754,136, respectively)	$14,008,124,082	$14,685,574,977
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2017 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets,
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except that Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $9,282,053 is disclosed in various locations in this Note 2 and Note 5.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$1,444,890	$(998,984)
Class C Shares	927,272	(602,676)
Institutional Shares	3,910,425	(2,573,682)
Class R6 Shares	4,254	—
TOTAL	$6,286,841	$(4,175,342)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$3,696,026
Class C Shares	2,695,770
TOTAL	$6,391,796
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country and currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2017, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(1,174,322)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	54,468,758	$323,985,028	300,032,338	$1,812,381,488
Shares issued to shareholders in payment of distributions declared	18,692,979	108,674,816	32,045,519	183,241,993
Shares redeemed	(218,366,265)	(1,311,328,671)	(168,314,232)	(1,013,286,462
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(145,204,528)	$(878,668,827)	163,763,625	$982,337,019

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	23,818,913	$141,855,272	146,636,760	$884,921,150
Shares issued to shareholders in payment of distributions declared	10,974,219	63,813,065	17,990,349	102,394,518
Shares redeemed	(56,424,986)	(338,141,678)	(57,350,390)	(343,313,833)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(21,631,854)	$(132,473,341)	107,276,719	$644,001,835

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	310,830,209	$1,870,910,456	824,181,803	$4,983,084,665
Shares issued to shareholders in payment of distributions declared	44,655,630	261,716,426	65,349,611	376,544,305
Shares redeemed	(404,383,544)	(2,422,543,285)	(342,524,045)	(2,062,262,368)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(48,897,705)	$(289,916,403)	547,007,369	$3,297,366,602
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	Six Months Ended 4/30/2017		Period Ended 10/31/2016[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	36,496,832	$222,359,179	3,508,919	$21,504,012
Shares issued to shareholders in payment of distributions declared	352,824	2,122,160	10,530	64,196
Shares redeemed	(3,275,494)	(20,072,208)	(305,335)	(1,871,428)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	33,574,162	$204,409,131	3,214,114	$19,696,780
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(182,159,925)	$(1,096,649,440)	821,261,827	$4,943,402,236
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
4. FEDERAL TAX INFORMATION
At April 30, 2017, the cost of investments for federal tax purposes was $12,124,915,232. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $1,762,203,930. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,122,102,192 and net unrealized depreciation from investments for those securities having an excess of cost over value of $359,898,262.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, the Adviser voluntarily waived $4,994,126 of its fee and voluntarily reimbursed $4,175,342 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the six months ended April 30, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$8,087,310
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2017, FSC retained $2,718,550 of fees paid by the Fund. For the six months ended April 30, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2017, FSC retained $313,446 in sales charges from the sale of Class A Shares. FSC also retained $404,043 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2017, FSSC received $15,351 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.80%, 0.80% and 0.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2018 ; or (b) the date of the Fund's next effective
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Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. For the six months ended April 30, 2017, the Adviser reimbursed $112,585. Transactions involving the affiliated holding during the six months ended April 30, 2017, were as follows:
	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	215,565,666	1,428,467,792	(1,520,188,401)	123,845,057	$123,882,210	$865,812
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2017, were as follows:
Purchases	$1,233,744,343
Sales	$2,653,486,851
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
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requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2017, the Fund had no outstanding loans. During the six months ended April 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2017, there were no outstanding loans. During the six months ended April 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,069.50	$5.39
Class C Shares	$1,000	$1,065.50	$9.22
Institutional Shares	$1,000	$1,070.50	$4.11
Class R6 Shares	$1,000	$1,070.60	$4.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.60	$5.26
Class C Shares	$1,000	$1,015.90	$9.00
Institutional Shares	$1,000	$1,020.80	$4.01
Class R6 Shares	$1,000	$1,020.90	$3.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.05%
Class C Shares	1.80%
Institutional Shares	0.80%
Class R6 Shares	0.78%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Strategic Value dividend fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
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allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172586
CUSIP 314172578
CUSIP 314172560
CUSIP 31421N881
32939 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2017
Share Class	Ticker
A	GVDSX
C	GVDCX
Institutional	GVDIX
R6	GVDLX

Federated Global Strategic Value Dividend Fund
Fund Established 2017

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 30, 2017 through April 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Consumer Staples	19.7%
Telecommunication Services	19.2%
Utilities	18.6%
Health Care	14.0%
Energy	11.7%
Financials	9.5%
Consumer Discretionary	3.7%
Real Estate	2.8%
Industrials	1.0%
Materials	1.0%
Cash Equivalents[2]	6.5%
Other Assets and Liabilities—Net[3]	(7.7)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2017 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—101.2%
	Australia—1.8%
910	Amcor Ltd.	$10,680
620	Sonic Healthcare Ltd.	10,239
	TOTAL	20,919
	Canada—13.5%
225	Bank of Montreal	15,906
885	BCE, Inc.	40,227
265	Canadian Imperial Bank of Commerce	21,368
565	Emera, Inc.	19,525
380	Fortis, Inc.	12,345
685	TELUS Corp.	22,755
230	Toronto-Dominion Bank	10,804
250	TransCanada Corp.	11,589
	TOTAL	154,519
	France—5.9%
150	Sanofi	14,162
710	SCOR SE	28,071
495	TOTAL SA	25,364
	TOTAL	67,597
	Germany—2.9%
170	Muenchener Rueckversicherungs-Gesellschaft AG	32,566
	Japan—1.2%
400	Japan Tobacco, Inc.	13,301
	Luxembourg—1.7%
885	SES SA	19,370
	Singapore—1.5%
6,260	Singapore Telecommunications Ltd.	16,777
	Spain—1.5%
850	Red Electrica Corp. SA	16,566
	Switzerland—4.3%
200	Nestle SA	15,399
304	Novartis AG	23,382
40	Roche Holding AG	10,457
	TOTAL	49,238
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Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—22.5%
395	AstraZeneca PLC	$23,597
1,340	BAE Systems PLC	10,861
5,000	BP PLC	28,577
200	British American Tobacco PLC	13,518
5,000	BT Group PLC	19,711
1,200	GlaxoSmithKline PLC	24,109
810	Imperial Brands PLC	39,602
2,650	National Grid PLC	34,286
1,390	SSE PLC	25,008
14,640	Vodafone Group PLC	37,699
	TOTAL	256,968
	United States—44.4%
660	AbbVie, Inc.	43,520
425	Altria Group, Inc.	30,506
160	American Electric Power Co., Inc.	10,853
1,065	AT&T, Inc.	42,206
165	Chevron Corp.	17,606
560	Coca-Cola Co.	24,164
340	Crown Castle International Corp.	32,164
335	Dominion Resources, Inc.	25,939
255	Duke Energy Corp.	21,038
230	Exxon Mobil Corp.	18,780
160	General Mills, Inc.	9,202
80	Kimberly-Clark Corp.	10,380
165	McDonald's Corp.	23,088
160	Merck & Co., Inc.	9,973
515	Occidental Petroleum Corp.	31,693
100	PepsiCo, Inc.	11,328
360	Philip Morris International, Inc.	39,902
795	PPL Corp.	30,297
205	Procter & Gamble Co.	17,903
385	Public Service Enterprises Group, Inc.	16,959
855	Verizon Communications, Inc.	39,253
	TOTAL	506,754
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,121,330)	1,154,575
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Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—6.5%
74,517	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[2] (IDENTIFIED COST $74,537)	$74,539
		TOTAL INVESTMENTS—107.7% (IDENTIFIED COST $1,195,867)[3]	1,229,114
		OTHER ASSETS AND LIABILITIES - NET—(7.7)%[4]	(87,833)
		TOTAL NET ASSETS—100%	$1,141,281
At April 30, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/2/2017	BNY Mellon	20,194 GBP	$26,133	$(7)
Contracts Sold:
5/1/2017	BNY Mellon	191 CAD	$139	$0
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(7)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$506,754	$—	$—	$506,754
International	154,519	493,302	—	647,821
Investment Company	74,539	—	—	74,539
TOTAL SECURITIES	$735,812	$493,302	$—	$1,229,114
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(7)	—	—	(7)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(7)	$—	$—	$(7)
1	Other financial instruments are foreign exchange contracts.

CAD	—Canadian Dollar
GBP	—Great British Pound
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 4/30/2017[1]
Net Asset Value, Beginning of Period	$5.00
Income From Investment Operations:
Net investment income	0.09[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.22
Less Distributions:
Distributions from net investment income	(0.03)
Net Asset Value, End of Period	$5.19
Total Return[3]	4.42%
Ratios to Average Net Assets:
Net expenses	1.12%[4]
Net investment income	6.79%[4]
Expense waiver/reimbursement[5]	76.78%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$49
Portfolio turnover	9%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to April 30, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 4/30/2017[1]
Net Asset Value, Beginning of Period	$5.00
Income From Investment Operations:
Net investment income	0.15[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.23
Less Distributions:
Distributions from net investment income	(0.03)
Net Asset Value, End of Period	$5.20
Total Return[3]	4.62%
Ratios to Average Net Assets:
Net expenses	1.87%[4]
Net investment income	11.21%[4]
Expense waiver/reimbursement[5]	116.37%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$33
Portfolio turnover	9%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to April 30, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 4/30/2017[1]
Net Asset Value, Beginning of Period	$5.00
Income From Investment Operations:
Net investment income	0.11[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.11
TOTAL FROM INVESTMENT OPERATIONS	0.22
Less Distributions:
Distributions from net investment income	(0.03)
Net Asset Value, End of Period	$5.19
Total Return[3]	4.45%
Ratios to Average Net Assets:
Net expenses	0.86%[4]
Net investment income	8.16%[4]
Expense waiver/reimbursement[5]	1,471.13%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$14
Portfolio turnover	9%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to April 30, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 4/30/2017[1]
Net Asset Value, Beginning of Period	$5.00
Income From Investment Operations:
Net investment income	0.05[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.17
TOTAL FROM INVESTMENT OPERATIONS	0.22
Less Distributions:
Distributions from net investment income	(0.03)
Net Asset Value, End of Period	$5.19
Total Return[3]	4.45%
Ratios to Average Net Assets:
Net expenses	0.86%[4]
Net investment income	3.89%[4]
Expense waiver/reimbursement[5]	30.60%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,045
Portfolio turnover	9%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to April 30, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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9

Statement of Assets and Liabilities
April 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $74,539 of investment in an affiliated holding (Note 5) (identified cost $1,195,867)		$1,229,114
Prepaid expenses		17,984
Receivable for investments sold		4,939
Income receivable		4,056
TOTAL ASSETS		1,256,093
Liabilities:
Payable for investments purchased	$44,066
Bank overdraft	15,746
Unrealized depreciation on foreign exchange contracts	7
Payable for transfer agent fee	22,458
Payable for portfolio accounting fees	21,502
Payable for auditing fees	10,589
Payable to adviser (Note 5)	444
TOTAL LIABILITIES		114,812
Net assets for 219,766 shares outstanding		$1,141,281
Net Assets Consists of:
Paid-in capital		$1,102,296
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		33,187
Accumulated net realized gain on investments		2,150
Undistributed net investment income		3,648
TOTAL NET ASSETS		$1,141,281
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($48,552 ÷ 9,346 shares outstanding) no par value, unlimited shares authorized	$5.19
Offering price per share (100/94.50 of $5.19)	$5.49
Redemption proceeds per share	$5.19
Class C Shares:
Net asset value per share ($33,464 ÷ 6,438 shares outstanding) no par value, unlimited shares authorized	$5.20
Offering price per share	$5.20
Redemption proceeds per share (99.00/100 of $5.20)	$5.15
Institutional Shares:
Net asset value per share ($14,056 ÷ 2,709 shares outstanding) no par value, unlimited shares authorized	$5.19
Offering price per share	$5.19
Redemption proceeds per share	$5.19
Class R6 Shares:
Net asset value per share ($1,045,209 ÷ 201,273 shares outstanding) no par value, unlimited shares authorized	$5.19
Offering price per share	$5.19
Redemption proceeds per share	$5.19
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Period Ended April 30, 2017 (unaudited)1
Investment Income:
Dividends (including $123 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $927)			$12,900
Expenses:
Investment adviser fee (Note 5)		$1,990
Administrative fee (Note 5)		208
Custodian fees		3,330
Transfer agent fees		22,161
Auditing fees		10,589
Legal fees		2,978
Portfolio accounting fees		21,501
Share registration costs		30,309
Printing and postage		728
Other service fees (Notes 2 and 5)		17
Distribution services fee (Note 5)		6
Miscellaneous (Note 5)		832
TOTAL EXPENSES		94,649
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,989)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(90,339)
TOTAL WAIVERS AND REIMBURSEMENTS		(92,328)
Net expenses			2,321
Net investment income			10,579
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			2,150
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency transactions			33,187
Net realized and unrealized gain on investments and foreign currency transactions			35,337
Change in net assets resulting from operations			$45,916
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to April 30, 2017.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Period Ended (unaudited) 4/30/2017[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,579
Net realized gain on investments and foreign currency transactions	2,150
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	33,187
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,916
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(243)
Class C Shares	(92)
Institutional Shares	(45)
Class R6 Shares	(6,551)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,931)
Share Transactions:
Proceeds from sale of shares	1,095,515
Net asset value of shares issued to shareholders in payment of distributions declared	6,860
Cost of shares redeemed	(79)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,102,296
Change in net assets	1,141,281
Net Assets:
Beginning of period	—
End of period (including undistributed net investment income of $3,648)	$1,141,281
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to April 30, 2017.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2017 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Global Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation. The Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares commenced operations on January 30, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear
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distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $92,328 is disclosed in various locations in this Note 2 and Note 5. For the period ended April 30, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$3,120	$(2,872)
Class C Shares	749	(718)
Institutional Shares	7,659	(7,638)
Class R6 Shares	10,633	—
TOTAL	$22,161	$(11,228)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the period ended April 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$15
Class C Shares	2
TOTAL	$17
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended April 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2017, the current tax year will be subject to examination by the Fund's major tax jurisdictions which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable of foreign exchange contracts sold by the Fund throughout the period was $6,568. This is based on the contracts held as of each month-end since the date of initial investment, January 30, 2017 through the period ended April 30, 2017.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$7
The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Exchange Contracts[1]
Foreign exchange contracts	$(94)
1	The net realized loss on Forward Exchange Contracts is found within the Net realized gain on investments and foreign currency transactions on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Exchange Contracts[2]
Forward exchange contracts	$(7)
2	The net change in unrealized appreciation/depreciation of Forward Exchange Contracts is found within the Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Period Ended April 30	2017[1]
Class A Shares:	Shares	Amount
Shares sold	9,315	$47,915
Shares issued to shareholders in payment of distributions declared	46	242
Shares redeemed	(15)	(79)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	9,346	$48,078

Period Ended April 30	2017[1]
Class C Shares:	Shares	Amount
Shares sold	6,434	$33,400
Shares issued to shareholders in payment of distributions declared	4	23
Shares redeemed	—	—
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	6,438	$33,423

Period Ended April 30	2017[1]
Institutional Shares:	Shares	Amount
Shares sold	2,700	$14,100
Shares issued to shareholders in payment of distributions declared	9	45
Shares redeemed	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,709	$14,145

Period Ended April 30	2017[1]
Class R6 Shares:	Shares	Amount
Shares sold	200,020	$1,000,100
Shares issued to shareholders in payment of distributions declared	1,253	6,550
Shares redeemed	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	201,273	$1,006,650
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	219,766	$1,102,296
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to April 30, 2017.
4. FEDERAL TAX INFORMATION
At April 30, 2017, the cost of investments for federal tax purposes was $1,195,867. The net unrealized appreciation of investments for federal tax purposes, excluding: (a) any unrealized depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $33,247. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $49,308 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,061.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period ended April 30, 2017, the Adviser voluntarily waived $1,974 of its fee and voluntarily reimbursed $11,228 of transfer agent fees and $79,111 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the period ended April 30, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the period ended April 30, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$6
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended April 30, 2017, FSC did not retain any fees paid by the Fund. For the period ended April 30, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period ended April 30, 2017, FSC retained $83 in sales charges from the sale of Class A Shares.
Other Service Fees
For the period ended April 30, 2017, FSSC received $11 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 1.85%, 0.85% and 0.84% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the period ended April 30, 2017, the Adviser reimbursed $15. Transactions involving the affiliated holding during the period ended April 30, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 1/30/2017	—
Purchases/Additions	1,150,487
Sales/Reductions	(1,075,970)
Balance of Shares Held 4/30/2017	74,517
Value	$74,539
Dividend Income	$123
Affiliated Shares of Beneficial Interest
As of April 30, 2017, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended April 30, 2017, were as follows:
Purchases	$1,190,611
Sales	$74,881
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
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requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2017, the Fund had no outstanding loans. During the period ended April 30, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange (SEC) Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2017, there were no outstanding loans. During the period ended April 30, 2017, the program was not utilized.
10. Regulatory UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/01/2016	Ending Account Value 4/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,044.20	$2.85
Class C Shares	$1,000	$1,046.20	$4.77
Institutional Shares	$1,000	$1,044.50	$2.19
Class R6 Shares	$1,000	$1,044.50	$2.19
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,009.67	$5.61
Class C Shares	$1,000	$1,007.80	$9.35
Institutional Shares	$1,000	$1,010.32	$4.31
Class R6 Shares	$1,000	$1,010.32	$4.31
1	“Actual” expense information for the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares is for the period from January 30, 2017 (date of initial investment) to April 30, 2017. Actual expenses are equal to the Fund's annualized net expense ratios, multiplied by 91/365 (to reflect the period from initial investment to April 30, 2017). Hypothetical expense information for Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

Class A Shares	1.12%
Class C Shares	1.87%
Institutional Shares	0.86%
Class R6 Shares	0.86%
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Evaluation and Approval of Advisory Contract–November 2016
FEDERATED GLOBAL STRATEGIC VALUE DIVIDEND FUND (THE “FUND”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and approved at its November 2016 meetings the Fund's proposed investment advisory contract with Federated Equity Management Company of Pennsylvania (the “Adviser”). The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information requested by the Board and provided by, Federated Investors, Inc. and its affiliates (“Federated”), and based on Federated's recommendation to go forward with development of the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the proposed investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange
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Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's proposed investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's proposed investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered information that it received for the November 2016 Board meetings, as well as information furnished for prior meetings of the Board and its committees, including in connection with its most recent annual review of the Funds' advisory and sub-advisory agreements at its May 2016 meetings.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information (including information provided throughout the year) covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated fees and expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary fee waivers and expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders; the entrepreneurial risk assumed by Federated in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete.
The Board reviewed the proposed contractual advisory fee rate, proposed net advisory fee rate, where partially waived and proposed other expenses of the Fund and noted the position of the Fund's proposed fee rates relative to funds that Federated believes will be deemed to be its peers by independent fund ranking organizations. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was below the median of the relevant peer group and that it was satisfied that the proposed overall expense structure of the Fund would be competitive. The Senior Officer's Evaluation indicated that the proposed contractual advisory fee is the same as two other Federated funds that are managed using the same dividend investment philosophy as the Fund.
By contrast, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., applicable institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory contracts.
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The Senior Officer's Evaluation indicated that the proposed management fees were reasonable. The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate. The Board also concluded that the nature, quality and extent of other customary services to be provided to the Fund by other entities in the Federated organization were expected to be reasonable, in light of its substantial accumulated familiarity with such services and information received by the Board throughout the year on that subject.
Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board did consider information that it had received regarding Federated's management of similar Strategic Value Dividend products utilizing its investment philosophy on dividend paying and dividend growing stocks.
In connection with the Board's governance of other Federated funds, the Board noted that the Board regularly receives financial information about Federated, including information regarding the compensation and benefits Federated derives from its relationships with the other Federated funds. This information covers not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. The Senior Officer noted that while Federated regularly undertakes to establish new funds and maintains a number of other smaller funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. Based on this and other relevant information, the Senior Officer concluded that Federated's profit margins did not appear to be excessive and considered them to be acceptable and appropriate. The Board also noted information regarding the financial results and condition of Federated noting, that it appeared to have the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Senior Officer noted that based on the fact this would be a new Fund, it is not expected that any economies of scale are likely to be realized as a result of growth of the Fund in the near term, unless the Fund reaches a substantial critical mass. The Board further considered whether economies of scale may exist across Federated Funds during its most recent annual review of the Fund's advisory and sub-advisory agreements at its May 2016 meetings. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the proposed management fee for the Fund was reasonable.
The Board based its decision to approve the proposed investment advisory contract on the totality of the factors and circumstances and with a view to past and future long-term considerations. The Board did not consider any single factor to be determinative. The Board's decision to approve the proposed investment advisory contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, Federated's past performance in the management of similar investment strategies, and its actions in providing services to other mutual funds, all provide a satisfactory basis to support the business decision to approve the proposed arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Global Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N865
CUSIP 31421N857
CUSIP 31421N840
CUSIP 31421N832
Q453255 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2017